                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-5188
                                   ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       12-31
                          ------------------------------------------------------

Date of reporting period:      09-30-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.8%
AEROSPACE & DEFENSE - 1.4%
             3,447  Boeing Co.                                    $      361,901
            21,270  Lockheed Martin Corp.                              2,307,409
                                                                 ---------------
                                                                       2,669,310
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
             1,534  C.H. Robinson Worldwide Inc.                          83,281
             2,704  FedEx Corporation                                    283,244
             9,537  United Parcel Service, Inc. Cl B                     716,229
                                                                 ---------------
                                                                       1,082,754
                                                                 ---------------
AIRLINES - 0.1%
             6,956  Southwest Airlines Co.                               102,949
                                                                 ---------------
AUTO COMPONENTS - 0.3%
             5,063  Magna International Inc. Cl A                        487,618
                                                                 ---------------
AUTOMOBILES - 0.2%
            34,816  Ford Motor Co.(1)                                    295,588
                                                                 ---------------
BEVERAGES - 0.4%
            23,210  Coca-Cola Enterprises Inc.                           562,147
             5,110  PepsiAmericas, Inc.                                  165,768
                                                                 ---------------
                                                                         727,915
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
             6,367  Amgen Inc.(1)                                        360,181
            21,915  Biogen Idec Inc.(1)                                1,453,622
               473  Cubist Pharmaceuticals Inc.(1)                         9,994
            22,819  Gilead Sciences, Inc.(1)                             932,613
                                                                 ---------------
                                                                       2,756,410
                                                                 ---------------
CAPITAL MARKETS - 1.9%
             6,347  Goldman Sachs Group, Inc. (The)                    1,375,649
             5,472  Merrill Lynch & Co., Inc.                            390,044
            31,205  Morgan Stanley                                     1,965,915
                                                                 ---------------
                                                                       3,731,608
                                                                 ---------------
CHEMICALS - 0.5%
            20,554  Celanese Corp., Series A                             801,195
             1,723  CF Industries Holdings, Inc.                         130,793
                                                                 ---------------
                                                                         931,988
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.9%
               557  Royal Bank of Canada                                  30,925
            46,085  Wells Fargo & Co.                                  1,641,547
                                                                 ---------------
                                                                       1,672,472
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
            12,486  Deluxe Corp.                                         459,984
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            91,302  Cisco Systems Inc.(1)                              3,023,009
             2,303  CommScope, Inc.(1)                                   115,703
                                                                 ---------------
                                                                       3,138,712
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
             1,653  Apple Inc.(1)                                        253,802
             6,014  Emulex Corp.(1)                                      115,288
            68,490  Hewlett-Packard Co.                                3,410,117
             5,335  NCR Corp.(1)                                         265,683
                                                                 ---------------
                                                                       4,044,890
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
            26,720  Chicago Bridge & Iron Company
                    New York Shares                                    1,150,563
            12,017  EMCOR Group Inc.(1)                                  376,853
             4,667  Fluor Corp.                                          671,955
             5,787  Perini Corp.(1)                                      323,667
                                                                 ---------------
                                                                       2,523,038
                                                                 ---------------
CONSUMER FINANCE - 0.9%
            22,560  American Express Co.                               1,339,387
            15,619  Discover Financial Services(1)                       324,875
                                                                 ---------------
                                                                       1,664,262
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            13,235  Rock-Tenn Co. Cl A                                   382,492
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
            20,257  Sotheby's                                            968,082
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.3%
            43,029  Bank of America Corp.                              2,163,068
            79,993  Citigroup Inc.                                     3,733,272
            69,282  JPMorgan Chase & Co.                               3,174,501

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            22,349  McGraw-Hill
                    Companies, Inc. (The)                              1,137,788
                                                                 ---------------
                                                                      10,208,629
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
            45,120  AT&T Inc.                                          1,909,026
               562  CenturyTel Inc.                                       25,976
            17,159  Verizon Communications Inc.                          759,801
                                                                 ---------------
                                                                       2,694,803
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
             1,589  Edison International                                  88,110
             1,874  El Paso Electric Co.(1)                               43,346
            13,212  Entergy Corp.                                      1,430,727
            34,805  Reliant Energy, Inc.(1)                              891,008
                                                                 ---------------
                                                                       2,453,191
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            12,451  Acuity Brands Inc.(2)                                628,527
            21,104  GrafTech International Ltd.(1)                       376,495
                                                                 ---------------
                                                                       1,005,022
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
            11,031  Avnet Inc.(1)                                        439,696
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.9%
             3,203  Halliburton Co.                                      122,995
            11,561  National Oilwell Varco, Inc.(1)                    1,670,565
                                                                 ---------------
                                                                       1,793,560
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
            66,050  Kroger Co. (The)                                   1,883,746
                                                                 ---------------
FOOD PRODUCTS - 0.4%
            14,489  General Mills Inc.                                   840,507
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
            37,403  Baxter International Inc.                          2,105,040
            20,293  Becton, Dickinson & Co.                            1,665,041
             1,103  Kinetic Concepts Inc.(1)(2)                           62,077
             7,684  Mettler-Toledo
                    International, Inc.(1)                               783,768
                                                                 ---------------
                                                                       4,615,926
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
             5,031  Apria Healthcare Group Inc.(1)                       130,856

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,200  Express Scripts, Inc.(1)                             290,264
             5,149  Healthspring Inc.(1)                                 100,406
            30,803  Humana Inc.(1)                                     2,152,514
             3,042  McKesson Corp.                                       178,839
               381  UnitedHealth Group Inc.                               18,452
            18,796  WellCare Health Plans Inc.(1)                      1,981,662
                                                                 ---------------
                                                                       4,852,993
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            11,699  Choice Hotels International Inc.                     440,701
            25,156  McDonald's Corporation                             1,370,248
                                                                 ---------------
                                                                       1,810,949
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
             1,759  Blyth, Inc.(2)                                        35,972
             1,176  NVR, Inc.(1)                                         553,013
             5,105  Snap-on Incorporated                                 252,902
                                                                 ---------------
                                                                         841,887
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
             2,133  Colgate-Palmolive Co.                                152,126
            10,978  Energizer Holdings Inc.(1)                         1,216,911
               644  Procter & Gamble Co. (The)                            45,299
                                                                 ---------------
                                                                       1,414,336
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            21,676  AES Corp. (The)(1)                                   434,387
             5,793  TXU Corp.                                            396,647
                                                                 ---------------
                                                                         831,034
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
            44,285  General Electric Co.                               1,833,399
                                                                 ---------------
INSURANCE - 3.0%
             5,392  Ace, Ltd.                                            326,593
             9,909  American Financial Group, Inc.                       282,307
            17,735  Arch Capital Group Ltd.(1)                         1,319,661
            30,696  Aspen Insurance Holdings Ltd.                        856,725
            32,869  Axis Capital Holdings Ltd.                         1,278,933
            16,890  Berkley (W.R.) Corp.                                 500,451
            31,767  Endurance Specialty Holdings Ltd.                  1,319,920
                                                                 ---------------
                                                                       5,884,590
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             2,987  Amazon.com, Inc.(1)                                  278,239
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.1%
             6,321  United Online, Inc.                                   94,878
                                                                 ---------------
IT SERVICES - 3.2%
            47,384  Accenture Ltd. Cl A                                1,907,206
             9,430  Electronic Data Systems Corp.                        205,951
            32,096  International Business
                    Machines Corp.                                     3,780,909
             7,022  Total System Services Inc.(2)                        195,071
                                                                 ---------------
                                                                       6,089,137
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
            15,341  Eastman Kodak Co.(2)                                 410,525
            22,629  Hasbro, Inc.                                         630,897
            39,135  Mattel, Inc.                                         918,107
                                                                 ---------------
                                                                       1,959,529
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
             4,631  Invitrogen Corp.(1)                                  378,492
                                                                 ---------------
MEDIA - 3.1%
            35,237  DIRECTV Group, Inc. (The)(1)                         855,554
            38,429  EchoStar Communications Corp.
                    Cl A(1)                                            1,798,861
             2,770  Omnicom Group Inc.                                   133,209
            21,007  Regal Entertainment Group Cl A                       461,104
            10,462  Sinclair Broadcast Group, Inc. Cl A                  125,962
             6,915  Viacom Inc. Cl B(1)                                  269,478
            68,626  Walt Disney Co. (The)                              2,360,049
                                                                 ---------------
                                                                       6,004,217
                                                                 ---------------
METALS & MINING - 0.1%
               697  AK Steel Holding Corp.(1)                             30,633
               979  Freeport-McMoRan Copper &
                    Gold, Inc.                                           102,687
                                                                 ---------------
                                                                         133,320
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            30,713  Big Lots, Inc.(1)                                    916,476
            12,529  Dollar Tree Stores Inc.(1)                           507,926
                                                                 ---------------
                                                                       1,424,402
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
            45,622  Xerox Corp.(1)                                       791,085
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.8%
            32,291  Chevron Corp.                                      3,021,792
            36,140  ConocoPhillips                                     3,172,007
            23,670  EnCana Corp.(2)                                    1,463,990

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            73,098  Exxon Mobil Corp.                                  6,765,950
             1,373  Holly Corp.                                           82,147
             6,863  Valero Energy Corp.                                  461,056
                                                                 ---------------
                                                                      14,966,942
                                                                 ---------------
PHARMACEUTICALS - 3.2%
            23,362  Biovail Corp.                                        405,798
            22,682  Eli Lilly and Company                              1,291,286
            51,566  Johnson & Johnson                                  3,387,886
             3,343  Merck & Co., Inc.                                    172,800
            18,140  Pfizer Inc.                                          443,160
            16,491  Watson Pharmaceuticals, Inc.(1)                      534,308
                                                                 ---------------
                                                                       6,235,238
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
             1,084  CB Richard Ellis Group, Inc.
                    Cl A(1)                                               30,179
               788  Jones Lang LaSalle Inc.                               80,974
                                                                 ---------------
                                                                         111,153
                                                                 ---------------
ROAD & RAIL - 0.5%
             3,178  Burlington Northern
                    Santa Fe Corp.                                       257,958
             3,713  CSX Corporation                                      158,656
             3,369  Norfolk Southern Corp.                               174,885
             2,350  Union Pacific Corp.                                  265,692
                                                                 ---------------
                                                                         857,191
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.1%
            27,111  Applied Materials, Inc.                              561,198
               824  ASM International N.V.(2)                             23,550
            15,814  Intel Corp.                                          408,950
            24,417  NVIDIA Corp.(1)                                      884,872
            12,640  Teradyne, Inc.(1)                                    174,432
                                                                 ---------------
                                                                       2,053,002
                                                                 ---------------
SOFTWARE - 0.5%
            10,257  BMC Software Inc.(1)                                 320,326
            18,106  Microsoft Corporation                                533,403
             4,778  Oracle Corp.(1)                                      103,444
                                                                 ---------------
                                                                         957,173
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
            11,762  AutoZone, Inc.(1)                                  1,366,039
             1,898  Gymboree Corp.(1)                                     66,886
             3,932  Men's Wearhouse, Inc. (The)                          198,645
            45,461  RadioShack Corp.                                     939,224

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            25,221  TJX Companies, Inc. (The)                            733,174
                                                                 ---------------
                                                                       3,303,968
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
            12,001  Washington Mutual, Inc.                              423,755
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
             1,412  United States Cellular Corp.(1)                      138,658
                                                                 ---------------
TOTAL COMMON STOCKS                                                  117,244,719
(Cost $96,213,377)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 11.7%
   $        64,179  FHLMC, 7.00%, 11/1/13(4)                              66,352
           101,866  FHLMC, 6.50%, 6/1/16(4)                              104,518
           121,107  FHLMC, 6.50%, 6/1/16(4)                              124,260
           830,654  FHLMC, 4.50%, 1/1/19(4)                              801,924
            29,228  FHLMC, 6.50%, 1/1/28(4)                               30,069
            20,244  FHLMC, 6.50%, 6/1/29(4)                               20,776
            24,092  FHLMC, 8.00%, 7/1/30(4)                               25,536
           754,278  FHLMC, 5.50%, 12/1/33(4)                             740,817
            83,613  FHLMC, 6.50%, 7/1/47(4)                               84,403
         4,518,873  FNMA, 6.00%,
                    settlement date 10/11/07(5)                        4,525,227
            52,963  FNMA, 5.50%, 12/1/08(4)                               52,919
             8,238  FNMA, 6.50%, 11/1/11(4)                                8,434
             8,092  FNMA, 6.00%, 4/1/13(4)                                 8,214
            19,815  FNMA, 6.00%, 4/1/13(4)                                20,113
             6,337  FNMA, 6.00%, 5/1/13(4)                                 6,433
             6,710  FNMA, 6.50%, 6/1/13(4)                                 6,896
            32,873  FNMA, 6.50%, 6/1/13(4)                                33,784
            12,780  FNMA, 6.00%, 7/1/13(4)                                12,973
           105,196  FNMA, 6.00%, 1/1/14(4)                               106,780
           423,485  FNMA, 4.50%, 5/1/19(4)                               408,283
           440,231  FNMA, 4.50%, 5/1/19(4)                               424,428
             7,136  FNMA, 6.50%, 1/1/28(4)                                 7,343
            25,746  FNMA, 7.00%, 1/1/28(4)                                26,825
            58,700  FNMA, 6.50%, 1/1/29(4)                                60,313
            62,457  FNMA, 7.50%, 7/1/29(4)                                65,496
            23,511  FNMA, 7.50%, 9/1/30(4)                                24,616
            69,314  FNMA, 6.50%, 1/1/32(4)                                71,059
           535,246  FNMA, 5.50%, 6/1/33(4)                               525,847
           902,850  FNMA, 5.50%, 7/1/33(4)                               886,997
           430,404  FNMA, 5.50%, 8/1/33(4)                               422,847
         2,101,769  FNMA, 5.00%, 11/1/33(4)                            2,012,284
         1,897,429  FNMA, 5.50%, 1/1/34(4)                             1,864,112
         1,460,146  FNMA, 5.00%, 8/1/35(4)                             1,395,309
         1,427,522  FNMA, 4.50%, 9/1/35(4)                             1,325,513
         1,850,748  FNMA, 5.00%, 2/1/36(4)                             1,768,567
         1,103,129  FNMA, 6.50%, 8/1/37(4)                             1,115,329
         1,386,000  FNMA, 6.50%, 9/1/37(4)                             1,411,508
            40,669  FNMA, 6.50%, 6/1/47(4)                                41,054
           107,111  FNMA, 6.50%, 8/1/47(4)                               108,124
           150,571  FNMA, 6.50%, 8/1/47(4)                               151,994

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            18,929  FNMA, 6.50%, 9/1/47(4)                                19,108
           135,783  FNMA, 6.50%, 9/1/47(4)                               137,067
           137,065  FNMA, 6.50%, 9/1/47(4)                               138,361
           168,644  FNMA, 6.50%, 9/1/47(4)                               170,238
           238,954  FNMA, 6.50%, 9/1/47(4)                               241,213
            61,479  GNMA, 7.00%, 4/20/26(4)                               64,321
            36,503  GNMA, 7.50%, 8/15/26(4)                               38,364
            11,727  GNMA, 7.00%, 2/15/28(4)                               12,295
            24,454  GNMA, 7.50%, 2/15/28(4)                               25,686
            27,513  GNMA, 6.50%, 3/15/28(4)                               28,237
             3,421  GNMA, 6.50%, 5/15/28(4)                                3,511
             4,638  GNMA, 6.50%, 5/15/28(4)                                4,760
            16,442  GNMA, 7.00%, 12/15/28(4)                              17,238
            16,988  GNMA, 8.00%, 12/15/29(4)                              18,070
           124,411  GNMA, 7.00%, 5/15/31(4)                              130,287
           563,677  GNMA, 5.50%, 11/15/32(4)                             556,785
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            22,503,817
(Cost $22,749,611)                                               ---------------

U.S. TREASURY SECURITIES - 9.3%
           580,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(4)                                755,677
         1,770,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(4)                              2,351,473
         2,300,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(4)                              2,855,236
         1,960,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(4)                             2,268,547
           190,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(4)                                 225,922
           297,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)(4)                                 292,986
         1,100,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(4)                               1,092,610
         2,200,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(4)                              2,203,610
           960,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(4)                                964,725
         5,000,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(4)                               4,973,441
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        17,984,227
(Cost $17,857,685)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 7.2%
           645,612  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(4)                                    645,063
         4,086,564  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 10/1/07(4)                                     74,011
           450,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(4)                     439,661
         5,608,620  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 10/1/07(4)                                    157,776
           440,393  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 5.86%, 10/15/07, resets
                    monthly off the 1-month
                    LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $440,393)(4)(6)                                 440,385
           800,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class
                    A4 SEQ, 5.20%, 12/1/38(4)                            781,290
            21,781  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.85%, 10/15/07, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $21,781)(4)(6)                                   21,782

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            57,120  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.90%, 10/15/07, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $57,120)(4)(6)                                   57,089
         1,516,318  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(4)                                 1,530,588
         1,500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(4)                                 1,583,869
           652,729  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(4)                                   657,006
           200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.93%, 10/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $200,000)(4)(6)                                 198,500
           830,503  FHLMC, Series 2527, Class
                    BN SEQ, 5.00%, 2/15/16(4)                            829,294
           610,527  FHLMC, Series 2567, Class
                    OD, 5.00%, 8/15/15(4)                                610,428
           355,852  FHLMC, Series 2937, Class
                    KA, 4.50%, 12/15/14(4)                               354,444
           122,000  FNMA, Series 2003-92, Class
                    PD, 4.50%, 3/25/17(4)                                119,685
           821,547  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(4)                            815,062
         1,100,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    1,086,890
           188,071  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.86%, 10/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $188,071)(4)(6)                                 187,621
           142,777  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    5.89%, 10/9/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps (Acquired
                    8/6/07-9/6/07, Cost $142,777)(4)                     141,511
           414,695  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(4)                               413,257
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                               884,024
            95,592  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.83%, 10/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $95,592)(4)(6)                           95,551
            37,897  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(4)                                           38,738
           271,221  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.82%, 10/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $271,221)(4)(6)                       269,680
           279,655  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.25%, 10/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(4)                           275,599
           237,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(4)                          235,524
           275,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(4)                                    271,716
           736,703  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%,
                    8/25/37(4)                                           739,942
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  13,955,986
(Cost $13,974,763)                                               ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 6.2%
AEROSPACE & DEFENSE - 0.2%
            57,000  Honeywell International Inc.,
                    5.30%, 3/15/17(4)                                     55,655
           112,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(4)                                     113,590
           155,000  United Technologies Corp.,
                    4.375%, 5/1/10(4)                                    153,445
           134,000  United Technologies Corp.,
                    6.05%, 6/1/36(4)                                     134,990
                                                                 ---------------
                                                                         457,680
                                                                 ---------------
AUTOMOBILES - 0.1%
           100,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(4)                            103,823
                                                                 ---------------
BEVERAGES - 0.2%
           124,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $126,011)(4)(6)                                 122,800
           190,000  SABMiller plc, 6.20%,
                    7/1/11 (Acquired 6/27/06,
                    Cost $189,865)(4)(6)                                 196,455
                                                                 ---------------
                                                                         319,255
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           135,000  Genentech, Inc.,
                    4.75%, 7/15/15(4)                                    127,488
                                                                 ---------------
CAPITAL MARKETS - 0.1%
            98,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(4)                                      96,327
           180,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(4)                                     177,168
                                                                 ---------------
                                                                         273,495
                                                                 ---------------
CHEMICALS(7)
            70,000  Rohm and Haas Co.,
                    5.60%, 3/15/13(4)                                     69,873
                                                                 ---------------
COMMERCIAL BANKS - 0.3%
           130,000  PNC Bank N.A.,
                    4.875%, 9/21/17(4)                                   119,835
            97,000  PNC Funding Corp.,
                    5.125%, 12/14/10(4)                                   97,158
           110,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(4)                                    104,870
           172,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(4)                                    162,946
           152,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(4)                                    150,507
                                                                 ---------------
                                                                         635,316
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
            50,000  Deluxe Corp., 7.375%, 6/1/15(4)                       49,625
            70,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17(4)                                     70,233
                                                                 ---------------
                                                                         119,858
                                                                 ---------------
CONSUMER FINANCE(7)
            70,000  American Express Centurion
                    Bank, 4.375%, 7/30/09(4)                              69,223
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
           240,000  Bank of America Corp.,
                    4.375%, 12/1/10(4)                                   236,397
           124,000  Bank of America N.A.,
                    5.30%, 3/15/17(4)                                    120,501
           110,000  Bank of America N.A.,
                    6.00%, 10/15/36(4)                                   108,288
           190,000  Citigroup Inc., 5.00%, 9/15/14(4)                    183,409
            82,000  Citigroup Inc.,
                    6.125%, 8/25/36(4)                                    81,444
           100,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(4)                                   103,134
           140,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(4)                                   140,226
           152,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(4)                                    150,986
           157,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(4)                                    155,817
                                                                 ---------------
                                                                       1,280,202
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           154,000  AT&T Corp., 7.30%, 11/15/11(4)                       165,587
           110,000  AT&T Inc., 6.80%, 5/15/36(4)                         118,114
            24,000  BellSouth Corp., 6.875%,
                    10/15/31(4)                                           25,197
            65,000  Embarq Corp., 7.08%, 6/1/16(4)                        67,494
            30,000  Qwest Corp., 7.875%, 9/1/11(4)                        31,650
            30,000  Qwest Corp., 7.50%, 10/1/14(4)                        31,350
           150,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(4)                                    146,121
            70,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15(4)                                     66,559
            80,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36(4)                                     85,486
            90,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(4)                                     89,258
            64,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(4)                                      64,578
                                                                 ---------------
                                                                         891,394
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           147,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(4)                                     142,698
           118,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(4)                              115,016
            79,000  Florida Power Corp.,
                    4.50%, 6/1/10(4)                                      78,094
            70,000  Florida Power Corp.,
                    6.35%, 9/15/37(4)                                     71,582
           102,000  Southern California Edison Co.,
                    5.625%, 2/1/36(4)                                     95,587
            60,000  Toledo Edison Co.,
                    6.15%, 5/15/37(4)                                     56,185
                                                                 ---------------
                                                                         559,162
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
            80,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(4)                                      78,227
           132,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(4)                                    129,411
           138,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27(4)                                    133,494
            80,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37(4)                                     83,297
                                                                 ---------------
                                                                         424,429
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           205,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $200,791)(4)(6)                                 202,175
           170,000  General Mills Inc., 5.65%,
                    9/10/12(4)                                           171,696
           100,000  Kraft Foods Inc., 6.00%,
                    2/11/13(4)                                           103,061
                                                                 ---------------
                                                                         476,932
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           220,000  Baxter Finco BV, 4.75%,
                    10/15/10(4)                                          219,928
           150,000  Baxter International Inc.,
                    5.90%, 9/1/16(4)                                     151,491
                                                                 ---------------
                                                                         371,419
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(4)                                    169,906
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
            70,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17(4)                                     72,235
           100,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(4)                                      95,874
                                                                 ---------------
                                                                         168,109
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           357,000  General Electric Co.,
                    5.00%, 2/1/13(4)                                     354,291
                                                                 ---------------
INSURANCE - 0.2%
           170,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                     Cost $169,667)(4)(6)                                168,818
           125,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(4)                                           121,005
            80,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(4)                                     70,096
            70,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(4)                                     67,744
                                                                 ---------------
                                                                         427,663
                                                                 ---------------
IT SERVICES - 0.1%
           250,000  International Business Machines
                    Corp., 5.70%, 9/14/17(4)                             251,783
                                                                 ---------------
MACHINERY(7)
            70,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $69,969)(4)(6)                                   69,206
                                                                 ---------------
MEDIA - 0.4%
           144,000  Comcast Corp., 5.90%, 3/15/16(4)                     143,484
            80,000  News America Holdings,
                    7.75%, 1/20/24(4)                                     87,827
           190,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(4)                                    192,664
           190,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-6/27/07,
                    Cost $189,204)(4)(6)                                 187,857
           100,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $99,356)(4)(6)                                   98,414
            50,000  Time Warner Inc., 5.50%,
                    11/15/11(4)                                           49,975
            24,000  Time Warner Inc., 7.625%,
                    4/15/31(4)                                            26,179
                                                                 ---------------
                                                                         786,400
                                                                 ---------------
METALS & MINING - 0.1%
           130,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $130,076)(4)(6)                                 129,321

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            58,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $57,857)(4)(6)                          57,777
                                                                 ---------------
                                                                         187,098
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           156,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(4)                              156,073
           100,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(4)                               98,496
           134,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(4)                    132,100
           190,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(4)                                   188,981
            76,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(4)                                    74,970
            80,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(4)                                      78,823
            48,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(4)                                      45,520
                                                                 ---------------
                                                                         774,963
                                                                 ---------------
MULTILINE RETAIL - 0.2%
            52,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(4)                                     51,042
            70,000  Kohl's Corp., 6.875%,
                    12/15/37(4)                                           70,510
           180,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(4)                                   179,479
                                                                 ---------------
                                                                         301,031
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
            70,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(4)                                     68,457
            76,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(4)                                    90,019
           232,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(4)                                     231,199
            77,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(4)                                    76,854
           110,000  Nexen Inc., 6.40%, 5/15/37(4)                        107,241
           181,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(4)                             185,656
            80,000  Tesoro Corp., 6.25%, 11/1/12(4)                       80,600
            60,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $60,000)(4)(6)                                   59,850
            50,000  Williams Companies, Inc. (The),
                    8.75%, 3/15/32(4)                                     57,813
           101,000  XTO Energy Inc.,
                    5.30%, 6/30/15(4)                                     97,248
            80,000  XTO Energy Inc.,
                    6.10%, 4/1/36(4)                                      77,636
                                                                 ---------------
                                                                       1,132,573
                                                                 ---------------
PHARMACEUTICALS - 0.3%
            85,000  Abbott Laboratories,
                    5.875%, 5/15/16(4)                                    85,909
           180,000  AstraZeneca plc,
                    5.40%, 9/15/12(4)                                    181,611
           110,000  AstraZeneca plc,
                    5.90%, 9/15/17(4)                                    111,866
           157,000  Wyeth, 5.95%, 4/1/37(4)                              152,023
                                                                 ---------------
                                                                         531,409
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           140,000  ProLogis, 5.625%, 11/15/16(4)                        132,937
                                                                 ---------------
SOFTWARE - 0.1%
            75,000  Intuit Inc., 5.75%, 3/15/17(4)                        71,708

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           161,000  Oracle Corp., 5.00%, 1/15/11(4)                      160,762
                                                                 ---------------
                                                                         232,470
                                                                 ---------------
SPECIALTY RETAIL(7)
            70,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12(4)                                     70,762
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           103,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(4)                                     98,464
            92,000  Vodafone Group plc,
                    5.625%, 2/27/17(4)                                    89,581
                                                                 ---------------
                                                                         188,045
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 11,958,195
(Cost $12,037,265)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.0%
         1,300,000  FHLB, 4.625%, 2/1/08(4)                            1,298,688
         1,000,000  FHLMC, 5.00%, 6/11/09(4)                           1,009,601
         1,280,000  FHLMC, 4.625%, 10/25/12(2)(4)                      1,279,987
         1,310,000  FHLMC, 4.75%, 1/19/16(2)(4)                        1,298,696
         1,025,000  FNMA, 6.625%, 9/15/09(4)                           1,067,863
         1,373,000  FNMA, 5.375%, 6/12/17(2)(4)                        1,414,605
         2,200,000  FNMA, 5.80%, 2/9/26(4)                             2,202,119
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                9,571,559
(Cost $9,476,595)                                                ---------------

ASSET-BACKED SECURITIES(3) - 1.7%
            75,789  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.19%, 10/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(4)                                 75,672
           177,185  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.17%, 10/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(4)                                176,269
           369,546  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.81%, 10/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(4)                                           369,466
         1,200,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.49%, 11/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(4)                              1,193,843
            24,703  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.20%, 10/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with
                    no caps(4)                                            24,696
           234,593  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.18%, 10/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(4)                                           232,601
            41,741  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.17%, 10/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(4)                                            41,579

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           341,195  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.17%, 10/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(4)                                337,854
               838  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.19%, 10/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(4)                               837
            16,966  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.20%, 10/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(4)                                 16,957
           252,229  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.17%, 10/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(4)                                251,109
           137,148  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    10/25/07, resets quarterly off
                    the 3-month LIBOR minus 0.01%
                    with no caps(4)                                      137,061
           250,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    10/25/07, resets quarterly off
                    the 3-month LIBOR plus 0.01%
                    with no caps(4)                                      250,131
           199,242  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.17%, 10/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(4)                           198,626
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          3,306,701
(Cost $3,321,175)                                                ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(4)                                     281,577
                                                                 ---------------
(Cost $302,414)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
            44,000  Hydro Quebec, 8.40%, 1/15/22(4)                       56,998
           170,000  Province of Quebec,
                    5.00%, 7/17/09(4)                                    171,693
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   228,691
(Cost $223,502)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at
$204,406), in a joint trading account at 3.75%,
dated 9/28/07, due 10/1/07
(Delivery value $200,062)(4)                                             200,000
                                                                 ---------------
(Cost $200,000)

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(8) - 11.3%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $21,879,162)                              21,869,776
                                                                 ---------------
(Cost $21,869,776)

TOTAL INVESTMENT SECURITIES - 113.5%                                 219,105,248
                                                                 ---------------
(Cost $198,226,163)

OTHER ASSETS AND LIABILITIES - (13.5)%                              (25,980,047)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  193,125,201
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
101  U.S. Treasury 2-Year Notes   December 2007     $20,911,734       $114,976
172  U.S. Treasury 5-Year Notes   December 2007      18,409,375        217,300
                                                  ------------------------------
                                                    $39,321,109       $332,276
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 57  U.S. Long Bond               December 2007     $ 6,346,594      $(115,745)
121  U.S. Treasury 10-Year Notes  December 2007      13,223,031       (201,983)
                                                  ------------------------------
                                                    $19,569,625      $(317,728)
                                                  ==============================

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$   150,000       Pay quarterly a fixed rate      March 2012         $ 14,971
                  equal to 0.46% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Centex Corp., par value of
                  the proportional notional
                  amount.
    470,000       Pay quarterly a fixed rate      March 2012           47,020
                  equal to 0.55% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  Securities Inc. upon each
                  default event of Lennar Corp.,
                  par value of the proportional
                  notional amount.
  3,350,000       Pay quarterly a fixed rate      June 2012            36,684
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank plc
                  upon each default event of one
                  of the issues of Dow Jones CDX
                  N.A. Investment Grade 8, par
                  value of the proportional
                  notional amount.
  1,100,000       Pay quarterly a fixed rate      June 2012            (6,939)
                  equal to 0.57% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Darden Restaurants, Inc., par
                  value of the proportional
                  notional amount.
    190,000       Pay quarterly a fixed rate      September 2012         (139)
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Merrill Lynch
                  International upon each
                  default event of Computer
                  Sciences Corp., par value of
                  the proportional notional
                  amount.
    140,000       Pay quarterly a fixed rate      September 2012           28
                  equal to 0.36% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Whirlpool Corp., par value
                  of the proportional notional
                  amount.
    770,000       Pay quarterly a fixed rate      September 2012       (3,295)
                  equal to 0.63% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of Morgan Stanley, par value
                  of the proportional notional
                  amount.
    770,000       Pay quarterly a fixed rate      September 2012      (14,476)
                  equal to 1.32% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Bear Stearns Companies Inc.
                  (The), par value of the
                  proportional notional amount.
    750,000       Pay quarterly a fixed rate      March 2017            3,799
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank plc
                  upon each default event of
                  Pfizer Inc., par value of the
                  proportional notional amount.
    390,000       Pay quarterly a fixed rate      September 2017       (3,093)
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount.
    580,000       Pay quarterly a fixed rate      September 2017       (4,271)
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount.
                                                                    ------------
                                                                     $ 70,289
                                                                    ============

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007 was $23,324,910.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2007 was
    $2,704,792, which represented 1.4% of total net assets.
(7) Industry is less than 0.05% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at September 30, 2007 was $23,699,620.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 198,537,214
                                                                 ===============
Gross tax appreciation of investments                             $  23,574,291
Gross tax depreciation of investments                                (3,006,257)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  20,568,034
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 8.7%
            26,400  Alliant Techsystems Inc.(1)                    $   2,885,524
           516,785  BE Aerospace, Inc.(1)                             21,462,080
           144,812  Precision Castparts Corp.                         21,429,280
                                                                 ---------------
                                                                      45,776,884
                                                                 ---------------
BIOTECHNOLOGY - 3.4%
            41,600  Celgene Corp.(1)                                   2,966,496
           110,017  CSL Ltd. ORD                                      10,490,357
            37,400  Myriad Genetics Inc.(1)                            1,950,410
            59,468  Onyx Pharmaceuticals, Inc.(1)                      2,588,047
                                                                 ---------------
                                                                      17,995,310
                                                                 ---------------
CAPITAL MARKETS - 2.2%
            81,400  Ameriprise Financial Inc.                          5,137,154
             8,938  GFI Group Inc.(1)                                    769,741
           104,900  Janus Capital Group Inc.                           2,966,572
            70,000  Lazard Ltd. Cl A                                   2,968,000
                                                                 ---------------
                                                                      11,841,467
                                                                 ---------------
CHEMICALS - 3.5%
            37,145  CF Industries Holdings, Inc.                       2,819,677
           184,460  Monsanto Co.                                      15,815,600
                                                                 ---------------
                                                                      18,635,277
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
           101,488  Corrections Corp. of America(1)                    2,655,941
            31,500  Huron Consulting Group Inc.(1)                     2,287,530
                                                                 ---------------
                                                                       4,943,471
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
            92,600  Ciena Corp.(1)                                     3,526,208
           105,200  Foundry Networks, Inc.(1)                          1,869,404
                                                                 ---------------
                                                                       5,395,612
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.9%
            98,743  Apple Inc.(1)                                     15,161,000
           103,800  SanDisk Corp.(1)                                   5,719,380
                                                                 ---------------
                                                                      20,880,380
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.5%
            78,092  Foster Wheeler Ltd.(1)                            10,251,918
           115,500  KBR, INC.(1)                                       4,477,935

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           150,900  Quanta Services, Inc.(1)                           3,991,305
                                                                 ---------------
                                                                      18,721,158
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
           296,800  Owens-Illinois Inc.(1)                            12,302,360
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.8%
            75,300  Apollo Group, Inc. Cl A(1)                         4,529,295
            43,800  ITT Educational Services Inc.(1)                   5,330,022
            31,000  Strayer Education, Inc.                            5,227,530
                                                                 ---------------
                                                                      15,086,847
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
           202,035  Reliant Energy, Inc.(1)                            5,172,096
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.5%
            45,900  First Solar Inc.(1)                                5,404,266
           112,100  JA Solar Holdings Co., Ltd. ADR(1)                 5,038,895
            37,200  Vestas Wind Systems AS ORD(1)                      2,940,486
                                                                 ---------------
                                                                      13,383,647
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
            59,799  Dolby Laboratories Inc. Cl A(1)                    2,082,201
            33,500  Itron Inc.(1)                                      3,117,845
                                                                 ---------------
                                                                       5,200,046
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.2%
            85,400  Aker Kvaerner ASA ORD                              2,718,939
            29,500  Cameron International Corp.(1)                     2,722,555
           408,500  Dresser-Rand Group Inc.(1)                        17,447,035
            35,600  National Oilwell Varco, Inc.(1)                    5,144,200
                                                                 ---------------
                                                                      28,032,729
                                                                 ---------------
FOOD PRODUCTS - 2.0%
            99,700  Bunge Ltd.                                        10,712,765
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           105,800  Align Technology Inc.(1)                           2,679,914
            71,622  Hologic, Inc.(1)                                   4,368,942
            83,200  Immucor, Inc.(1)                                   2,974,400
            46,818  St. Jude Medical, Inc.(1)                          2,063,269
                                                                 ---------------
                                                                      12,086,525
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.2%
           141,900  Express Scripts, Inc.(1)                           7,920,858
           222,400  Medco Health Solutions Inc.(1)                    20,102,736
                                                                 ---------------
                                                                      28,023,594
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.1%
           124,330  Bally Technologies, Inc.(1)                        4,405,012
            29,890  Chipotle Mexican Grill Inc. Cl A(1)                3,530,906
           104,900  Las Vegas Sands Corp.(1)                          13,995,758
                                                                 ---------------
                                                                      21,931,676
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            62,600  NRG Energy Inc.(1)                                 2,647,354
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
           244,060  McDermott International, Inc.(1)                  13,198,765
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            67,171  Priceline.com Inc.(1)                              5,961,426
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
            68,600  Equinix Inc.(1)                                    6,084,134
                                                                 ---------------
IT SERVICES - 0.8%
            28,000  MasterCard Inc. Cl A                               4,143,160
            13,696  MoneyGram International Inc.                         309,393
                                                                 ---------------
                                                                       4,452,553
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           204,400  Smith & Wesson Holding Corp.(1)                    3,901,996
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.7%
            33,700  Covance Inc.(1)                                    2,625,230
            83,800  Invitrogen Corp.(1)                                6,848,974
            87,500  Thermo Fisher Scientific Inc.(1)                   5,050,500
                                                                 ---------------
                                                                      14,524,704
                                                                 ---------------
MACHINERY - 4.7%
           252,100  AGCO Corp.(1)                                     12,799,117
            36,550  Alfa Laval AB ORD                                  2,352,755
           134,000  Flowserve Corp.                                   10,208,120
                                                                 ---------------
                                                                      25,359,992
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 2.6%
           160,772  Liberty Global, Inc. Series A(1)                   6,594,867
           189,300  Liberty Global, Inc. Series C(1)                   7,318,338
                                                                 ---------------
                                                                      13,913,205
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.9%
           117,800  Frontier Oil Corp.                                 4,905,192
                                                                 ---------------
PHARMACEUTICALS - 1.4%
            64,100  Shire plc ADR                                      4,742,118
           118,000  Shire plc ORD                                      2,898,700
                                                                 ---------------
                                                                       7,640,818
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
            45,000  AMB Property Corp.                                 2,691,450
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.2%
           198,700  Cypress Semiconductor Corp.(1)                     5,804,027
            40,200  Intersil Corp. Cl A                                1,343,886
            64,985  MEMC Electronic Materials Inc.(1)                  3,825,017
           263,950  NVIDIA Corp.(1)                                    9,565,548
           197,600  OmniVision Technologies, Inc.(1)                   4,491,448
           212,500  ON Semiconductor Corp.(1)                          2,669,000
            66,300  Semtech Corp.(1)                                   1,357,824
            98,200  Silicon Laboratories Inc.(1)                       4,100,832
                                                                 ---------------
                                                                      33,157,582
                                                                 ---------------
SOFTWARE - 5.2%
           126,500  Activision, Inc.(1)                                2,731,135
            39,500  NAVTEQ Corp.(1)                                    3,079,815
            42,000  Nintendo Co., Ltd. ORD                            21,886,628
                                                                 ---------------
                                                                      27,697,578
                                                                 ---------------
SPECIALTY RETAIL - 4.5%
           273,422  GameStop Corp. Cl A(1)                            15,407,330
           172,100  Guess?, Inc.                                       8,438,063
                                                                 ---------------
                                                                      23,845,393
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
            36,900  Crocs, Inc.(1)                                     2,481,525
            67,000  Phillips-Van Heusen Corp.                          3,516,160
                                                                 ---------------
                                                                       5,997,685
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 7.6%
            77,100  Leap Wireless
                    International, Inc.(1)                             6,273,627

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            16,586  Millicom International
                    Cellular SA(1)                                     1,391,565
           401,562  NII Holdings, Inc.(1)                             32,988,319
                                                                 ---------------
                                                                      40,653,511
                                                                 ---------------
TOTAL COMMON STOCKS                                                  532,755,182
(Cost $366,144,879)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $6,517,963), in a joint trading account
at 3.80%, dated 9/28/07, due 10/1/07
(Delivery value $5,801,837)                                            5,800,000
(Cost $5,800,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.7%                                 538,555,182
                                                                 ---------------
(Cost $371,944,879)

OTHER ASSETS AND LIABILITIES - (0.7)%                                (3,543,327)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 535,011,855
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
    9,417,455  AUD for USD        10/31/07        $ 8,357,934        $(132,708)
   12,528,960  DKK for USD        10/31/07          2,399,687          (24,380)
    1,132,800  GBP for USD        10/31/07          2,315,549          (32,312)
1,243,200,000  JPY for USD        10/31/07         10,873,147          (59,609)
   11,392,360  NOK for USD        10/31/07          2,111,336          (44,530)
   11,319,000  SEK for USD        10/31/07          1,759,534          (25,245)
                                                 -------------------------------
                                                  $27,817,187        $(318,784)
                                                 ===============================
(Value on Settlement Date $27,498,403)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
(1) Non-income producing.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $373,278,677
                                                                 ===============
Gross tax appreciation of investments                              $166,518,484
Gross tax depreciation of investments                                (1,241,979)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $165,276,505
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 2.8%
            54,077  Lockheed Martin Corp.                           $  5,866,814
           116,343  Northrop Grumman Corp.                             9,074,754
            14,961  Raytheon Company                                     954,811
                                                                 ---------------
                                                                      15,896,379
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            16,736  FedEx Corporation                                  1,753,096
            64,303  United Parcel Service, Inc. Cl B                   4,829,155
                                                                 ---------------
                                                                       6,582,251
                                                                 ---------------
AIRLINES - 0.1%
            52,396  Southwest Airlines Co.                               775,461
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            42,445  Magna International Inc. Cl A                      4,087,878
                                                                 ---------------
BEVERAGES - 1.0%
            67,330  Coca-Cola Enterprises Inc.                         1,630,733
            30,091  Molson Coors Brewing Co.                           2,999,170
            15,796  Pepsi Bottling Group Inc.                            587,137
            19,887  PepsiAmericas, Inc.                                  645,134
                                                                 ---------------
                                                                       5,862,174
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           147,102  Amgen Inc.(1)                                      8,321,560
             4,020  Biogen Idec Inc.(1)                                  266,647
                                                                 ---------------
                                                                       8,588,207
                                                                 ---------------
CAPITAL MARKETS - 5.9%
            53,262  Goldman Sachs Group, Inc. (The)                   11,544,005
            81,605  Lehman Brothers Holdings Inc.                      5,037,477
           107,689  Merrill Lynch & Co., Inc.                          7,676,072
           152,618  Morgan Stanley                                     9,614,934
                                                                 ---------------
                                                                      33,872,488
                                                                 ---------------
CHEMICALS - 0.5%
             5,234  CF Industries Holdings, Inc.                         397,313
           102,507  Methanex Corp.                                     2,603,678
                                                                 ---------------
                                                                       3,000,991
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            59,683  Deluxe Corp.                                       2,198,722
            14,087  Watson Wyatt Worldwide, Inc.
                    Cl A(2)                                              633,070
                                                                 ---------------
                                                                       2,831,792
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
            37,103  Cisco Systems Inc.(1)                              1,228,481
             2,380  InterDigital, Inc.(1)                                 49,456
                                                                 ---------------
                                                                       1,277,937
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.2%
           262,995  Hewlett-Packard Co.                               13,094,521
           195,767  Western Digital Corp.(1)                           4,956,820
                                                                 ---------------
                                                                      18,051,341
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
            10,596  Perini Corp.(1)                                      592,634
                                                                 ---------------
CONSUMER FINANCE - 0.5%
             6,439  Advanta Corp. Cl B                                   176,557
            15,432  Capital One Financial Corp.                        1,025,148
            77,124  Discover Financial Services(1)                     1,604,179
                                                                 ---------------
                                                                       2,805,884
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
            66,656  Sonoco Products Co.                                2,011,678
                                                                 ---------------
DISTRIBUTORS - 0.1%
            42,719  Building Materials
                    Holding Corp.(2)                                     451,967
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
            18,841  Sotheby's                                            900,411
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.6%
           341,348  Bank of America Corp.                             17,159,564
           378,434  Citigroup Inc.                                    17,661,514
           262,668  JPMorgan Chase & Co.                              12,035,448
           102,542  KKR Financial Holdings LLC                         1,727,833
                                                                 ---------------
                                                                      48,584,359
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.7%
           172,354  AT&T Inc.                                          7,292,298
             6,473  Embarq Corp.                                         359,899
           302,817  Verizon Communications Inc.                       13,408,736
             9,751  Windstream Corp.                                     137,684
                                                                 ---------------
                                                                      21,198,617
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%
            50,396  Edison International                               2,794,458
            48,392  FPL Group, Inc.                                    2,946,105
            14,967  Progress Energy Inc.                                 701,204
                                                                 ---------------
                                                                       6,441,767
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.0%
           156,113  Avnet Inc.(1)                                      6,222,664
            67,907  Nam Tai Electronics, Inc.                            854,270
            18,040  Tektronix, Inc.                                      500,430
            25,553  Tyco Electronics Ltd.                                905,343
           249,065  Vishay Intertechnology, Inc.(1)                    3,245,317
                                                                 ---------------
                                                                      11,728,024
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           177,496  Grey Wolf Inc.(1)                                  1,162,599
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
            32,175  Kroger Co. (The)                                     917,631
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            84,332  General Mills, Inc.                                4,892,100
             7,399  Kraft Foods Inc. Cl A                                255,339
               652  Seaboard Corp.                                     1,277,920
                                                                 ---------------
                                                                       6,425,359
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
            77,214  Becton, Dickinson & Co.                            6,335,408
           350,644  Boston Scientific Corp.(1)                         4,891,484
            25,553  Covidien Ltd.(1)                                   1,060,450
                                                                 ---------------
                                                                      12,287,342
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
            87,820  Aetna Inc.                                         4,765,991
            87,916  AMERIGROUP Corporation(1)(2)                       3,031,344
            52,945  Apria Healthcare Group Inc.(1)                     1,377,099
             2,986  Coventry Health Care Inc.(1)                         185,759
            45,249  Healthspring Inc.(1)                                 882,356
           118,922  Humana Inc.(1)                                     8,310,269
            54,935  WellCare Health Plans Inc.(1)                      5,791,797
             1,568  WellPoint Inc.(1)                                    123,747
                                                                 ---------------
                                                                      24,468,362
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            96,508  McDonald's Corporation                             5,256,792
            19,844  Triarc Cos., Inc. Cl B                               248,248

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,582  Wyndham Worldwide Corp.                              281,146
                                                                 ---------------
                                                                       5,786,186
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
             8,801  Black & Decker Corporation                           733,123
            42,344  Blyth, Inc.                                          865,935
            89,428  Newell Rubbermaid Inc.                             2,577,315
             8,107  NVR, Inc.(1)(2)                                    3,812,317
           155,547  Tupperware Brands Corp.                            4,898,175
                                                                 ---------------
                                                                      12,886,865
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
           134,552  Kimberly-Clark Corp.                               9,453,624
            23,509  Procter & Gamble Co. (The)                         1,653,623
                                                                 ---------------
                                                                      11,107,247
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
           252,053  General Electric Co.                              10,434,994
            25,553  Tyco International Ltd.                            1,133,020
                                                                 ---------------
                                                                      11,568,014
                                                                 ---------------
INSURANCE - 5.5%
           147,223  Ace, Ltd.                                          8,917,297
            36,270  American Financial Group, Inc.                     1,033,332
             8,839  American International Group, Inc.                   597,958
            52,829  Arch Capital Group Ltd.(1)                         3,931,006
           120,879  Aspen Insurance Holdings Ltd.                      3,373,733
            63,637  Axis Capital Holdings Ltd.                         2,476,116
           142,050  Endurance Specialty Holdings Ltd.                  5,902,178
            19,868  Odyssey Re Holdings Corp.(2)                         737,301
            39,720  PartnerRe Ltd.                                     3,137,483
            20,340  XL Capital Ltd. Cl A                               1,610,928
                                                                 ---------------
                                                                      31,717,332
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
            41,993  Open Text Corp.(1)(2)                              1,090,558
           215,202  United Online, Inc.                                3,230,182
                                                                 ---------------
                                                                       4,320,740
                                                                 ---------------
IT SERVICES - 5.6%
           179,657  Accenture Ltd. Cl A                                7,231,194
            64,371  Acxiom Corp.                                       1,273,902
           118,116  Computer Sciences Corp.(1)                         6,602,684
           104,244  Electronic Data Systems Corp.                      2,276,689
           125,941  International Business
                    Machines Corp.                                    14,835,851
             5,176  SAIC Inc.(1)                                          99,327
                                                                 ---------------
                                                                      32,319,647
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
           135,257  Eastman Kodak Co.(2)                               3,619,477
           203,274  Hasbro, Inc.                                       5,667,280
           119,455  Mattel, Inc.                                       2,802,414
                                                                 ---------------
                                                                      12,089,171
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
            57,233  Applera Corporation -
                    Applied Biosystems Group                           1,982,551
                                                                 ---------------
MACHINERY - 0.3%
            14,632  Cummins Inc.                                       1,871,286
                                                                 ---------------
MEDIA - 2.5%
           133,333  CBS Corp. Cl B                                     4,199,990
            34,177  Idearc Inc.                                        1,075,550
            73,987  Regal Entertainment Group Cl A                     1,624,015
            60,462  Sinclair Broadcast Group, Inc. Cl A                  727,962
           197,810  Walt Disney Co. (The)                              6,802,686
                                                                 ---------------
                                                                      14,430,203
                                                                 ---------------
METALS & MINING - 1.9%
            50,786  Freeport-McMoRan
                    Copper & Gold, Inc.                                5,326,944
            13,516  Southern Copper Corp.(2)                           1,673,686
            38,664  United States Steel Corp.                          4,096,064
                                                                 ---------------
                                                                      11,096,694
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            52,884  Big Lots, Inc.(1)                                  1,578,059
                                                                 ---------------
OFFICE ELECTRONICS - 1.1%
           359,887  Xerox Corp.(1)                                     6,240,441
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 14.1%
            17,682  Alon USA Energy, Inc.                                597,298
            12,874  Alpha Natural Resources, Inc.(1)                     299,063
           177,005  Chevron Corp.                                     16,564,128
           159,775  ConocoPhillips                                    14,023,452
             4,979  Delek US Holdings Inc.                               124,873
            64,444  EnCana Corp.(2)                                    3,985,861
           323,971  Exxon Mobil Corp.                                 29,986,756
            84,470  Occidental Petroleum Corp.                         5,412,838
             3,671  Overseas Shipholding Group                           282,043
            38,047  Tesoro Corp.                                       1,750,923
           106,845  Valero Energy Corp.                                7,177,847
                                                                 ---------------
                                                                      80,205,082
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
           198,573  Biovail Corp.                                      3,449,213
           214,364  Johnson & Johnson                                 14,083,715
           211,399  King Pharmaceuticals, Inc.(1)                      2,477,596
            30,721  Merck & Co., Inc.                                  1,587,968
           601,785  Pfizer Inc.                                       14,701,608
           106,597  ViroPharma Inc.(1)(2)                                948,713
            59,725  Watson Pharmaceuticals, Inc.(1)                    1,935,090
                                                                 ---------------
                                                                      39,183,903
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
           121,125  iStar Financial Inc.(2)                            4,117,038
            18,285  Potlatch Corp.                                       823,374
                                                                 ---------------
                                                                       4,940,412
                                                                 ---------------
ROAD & RAIL - 1.1%
            22,444  Burlington Northern
                    Santa Fe Corp.                                     1,821,780
            26,262  CSX Corporation                                    1,122,175
            25,711  Norfolk Southern Corp.                             1,334,658
            16,032  Union Pacific Corp.                                1,812,578
                                                                 ---------------
                                                                       6,091,191
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.3%
           153,750  Applied Materials, Inc.                            3,182,625
             2,110  ASM International N.V.(2)                             60,304
             1,147  Intel Corp.                                           29,661
            69,276  Lam Research Corp.(1)                              3,689,640
             3,889  Novellus Systems, Inc.(1)                            106,014
            25,258  OmniVision
                    Technologies, Inc.(1)(2)                             574,114
                                                                 ---------------
                                                                       7,642,358
                                                                 ---------------
SOFTWARE - 2.0%
           365,386  Microsoft Corporation                             10,764,271
            22,851  Sybase, Inc.(1)                                      528,544
             3,658  Symantec Corp.(1)                                     70,892
                                                                 ---------------
                                                                      11,363,707
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
            55,557  Brown Shoe Company, Inc.                           1,077,806
             2,997  Dress Barn Inc.(1)(2)                                 50,979
           209,052  RadioShack Corp.                                   4,319,014
            13,194  Rent-A-Center Inc.(1)                                239,207
                                                                 ---------------
                                                                       5,687,006
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.9%
            42,091  Corus Bankshares Inc.(2)                             548,025
            67,450  Countrywide Financial Corporation                  1,282,225

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            41,922  IndyMac Bancorp, Inc.(2)                             989,778
           226,021  Washington Mutual, Inc.                            7,980,801
                                                                 ---------------
                                                                      10,800,829
                                                                 ---------------
TOBACCO - 0.3%
            10,693  Altria Group Inc.                                    743,484
            13,518  Reynolds American Inc.(2)                            859,610
                                                                 ---------------
                                                                       1,603,094
                                                                 ---------------
TOTAL COMMON STOCKS                                                  567,315,551
(Cost $465,812,146)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.4%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $13,631,373)                                          13,625,525
(Cost $13,625,525)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.4%                                 580,941,076
                                                                 ---------------
(Cost $479,437,671)

OTHER ASSETS AND LIABILITIES - (1.4)%                                (7,970,528)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $572,970,548
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was
    $13,278,528.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $484,294,705
                                                                 ===============
Gross tax appreciation of investments                              $118,031,137
Gross tax depreciation of investments                               (21,384,766)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 96,646,371
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AUSTRALIA - 4.9%
           462,259  BHP Billiton Ltd.                             $   18,300,537
           102,750  CSL Ltd.                                           9,797,433
           145,550  National Australia Bank Ltd.                       5,136,211
           412,910  QBE Insurance Group Ltd.(1)                       12,402,317
            57,970  Rio Tinto Ltd.(1)                                  5,574,958
                                                                 ---------------
                                                                      51,211,456
                                                                 ---------------
AUSTRIA - 0.4%
            53,248  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      4,061,250
                                                                 ---------------
BELGIUM - 1.9%
            71,260  KBC Groupe                                         9,810,516
            42,640  Umicore                                           10,197,647
                                                                 ---------------
                                                                      20,008,163
                                                                 ---------------
BRAZIL - 0.5%
           281,800  Redecard SA(2)                                     5,228,597
                                                                 ---------------
CANADA - 3.1%
            55,540  EnCana Corp.(1)                                    3,435,149
           102,450  Research In Motion Ltd.(2)                        10,096,448
           221,780  Rogers Communications Inc. Cl B                   10,105,357
           164,451  Shoppers Drug Mart Corporation                     8,999,090
                                                                 ---------------
                                                                      32,636,044
                                                                 ---------------
CZECH REPUBLIC - 0.9%
           149,610  CEZ AS                                             9,190,791
                                                                 ---------------
DENMARK - 2.4%
               340  AP Moller - Maersk AS                              4,672,287
           103,310  Novo Nordisk AS B Shares                          12,476,647
           103,100  Vestas Wind Systems AS(2)                          8,149,574
                                                                 ---------------
                                                                      25,298,508
                                                                 ---------------
FINLAND - 2.8%
            73,510  Kone Oyj(1)                                        5,365,384
           188,260  Metso Oyj                                         12,975,196
           296,460  Nokia Oyj                                         11,278,075
                                                                 ---------------
                                                                      29,618,655
                                                                 ---------------
FRANCE - 7.8%
            40,510  Accor SA                                           3,598,985
            46,360  ALSTOM                                             9,431,490
           258,615  AXA SA                                            11,580,183
           132,570  Groupe Danone(1)                                  10,442,226

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            39,850  PPR SA                                             7,502,631
            39,220  Schneider Electric SA                              4,958,497
            53,999  Societe Generale                                   9,067,700
            74,300  Suez SA                                            4,378,725
           187,860  Total SA(1)                                       15,285,169
            65,930  Vinci SA                                           5,154,578
                                                                 ---------------
                                                                      81,400,184
                                                                 ---------------
GERMANY - 10.0%
           104,640  adidas AG                                          6,868,538
            49,910  Allianz SE                                        11,669,245
            68,480  BASF AG                                            9,478,600
            34,260  Continental AG(1)                                  4,741,091
            98,200  Deutsche Boerse AG(1)                             13,382,080
           177,933  Fresenius Medical Care
                    AG & Co. KGaA                                      9,462,909
           309,188  GEA Group AG(2)                                   10,884,301
            46,519  Hochtief AG                                        5,646,971
            27,700  K+S AG                                             5,081,529
            45,860  Linde AG                                           5,699,163
            70,690  Q-Cells AG(1)(2)                                   7,232,458
           143,760  SAP AG                                             8,420,929
            38,320  Siemens AG                                         5,272,315
                                                                 ---------------
                                                                     103,840,129
                                                                 ---------------
GREECE - 2.0%
           130,910  Hellenic Telecommunications
                    Organization SA                                    4,856,853
           255,210  National Bank of Greece SA                        16,278,484
                                                                 ---------------
                                                                      21,135,337
                                                                 ---------------
HONG KONG - 1.5%
           690,100  Esprit Holdings Ltd.                              10,967,218
           264,900  Hang Seng Bank Ltd.                                4,707,530
                                                                 ---------------
                                                                      15,674,748
                                                                 ---------------
INDIA - 3.5%
            86,220  Bharat Heavy Electricals Ltd.                      4,419,155
           240,020  Bharti Airtel Ltd.(1)(2)                           5,781,541
           157,900  Housing Development
                    Finance Corp. Ltd.                                10,061,845
           391,060  Reliance Communication
                    Ventures Ltd.                                      5,774,692
           105,800  Reliance Industries Ltd.                           6,125,516
           141,170  Tata Consultancy Services Ltd.                     3,761,508
                                                                 ---------------
                                                                      35,924,257
                                                                 ---------------
IRELAND - 0.8%
           207,123  Anglo Irish Bank Corp. plc                         3,919,048

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           190,640  Kingspan Group plc                                 4,189,320
                                                                 ---------------
                                                                       8,108,368
                                                                 ---------------
ITALY - 4.0%
           245,140  ENI SpA(1)                                         9,091,368
           209,370  Fiat SpA                                           6,336,711
           162,410  Finmeccanica SpA                                   4,734,672
           144,010  Luxottica Group SpA(1)                             4,905,167
           381,469  Saipem SpA                                        16,286,569
                                                                 ---------------
                                                                      41,354,487
                                                                 ---------------
JAPAN - 14.4%
            66,100  AEON Mall Co., Ltd.                                2,021,794
           210,600  Canon, Inc.                                       11,506,793
           136,000  Daikin Industries Ltd.                             6,553,788
               470  East Japan Railway Co.                             3,710,688
            51,000  Fanuc Ltd.                                         5,204,218
           110,600  Ibiden Co. Ltd.                                    9,319,873
           554,000  Isuzu Motors Ltd.                                  3,176,611
               590  Japan Tobacco Inc.                                 3,244,216
           171,000  Kuraray Co. Ltd.                                   2,168,174
            64,400  Makita Corp.                                       2,828,426
           802,000  Marubeni Corp.                                     7,366,198
           370,000  Mitsubishi Electric Corp.                          4,642,935
            35,800  Nintendo Co., Ltd.                                18,655,744
           799,000  Nippon Yusen Kabushiki Kaisha(1)                   7,812,104
           109,400  Nitori Co. Ltd.                                    5,176,611
            23,350  ORIX Corp.                                         5,331,097
           363,000  Sharp Corp.                                        6,595,398
           580,000  Sumitomo Heavy Industries Ltd.                     7,475,230
         1,420,000  Sumitomo Metal Industries Ltd.                     8,290,706
           236,000  Sumitomo Realty &
                    Development Co. Ltd.                               8,308,484
           109,800  Terumo Corp.                                       5,549,562
           315,000  Tokyo Tatemono Co. Ltd.                            4,021,393
           182,900  Toyota Motor Corp.                                10,806,169
                                                                 ---------------
                                                                     149,766,212
                                                                 ---------------
MEXICO - 1.3%
           206,340  America Movil, SAB de CV ADR                      13,205,760
                                                                 ---------------
NETHERLANDS - 2.2%
            85,330  ASML Holding N.V.(2)                               2,830,958
           220,510  Heineken N.V.                                     14,480,503
            94,980  Koninklijke BAM Groep N.V.                         2,533,088

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            59,420  Koninklijke Philips Electronics N.V.               2,683,584
                                                                 ---------------
                                                                      22,528,133
                                                                 ---------------
NORWAY - 1.8%
           235,095  Aker Kvaerner ASA                                  7,484,881
           129,520  Yara International ASA                             4,093,606
           221,280  StatoilHydro ASA                                   7,537,274
                                                                 ---------------
                                                                      19,115,761
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.8%
         1,779,500  China Merchants
                    Bank Co. Ltd. Cl H                                 7,819,990
                                                                 ---------------
SINGAPORE - 1.7%
           656,000  Oversea-Chinese Banking Corp.                      3,928,937
         1,366,000  Keppel Corp. Ltd.                                 13,237,147
                                                                 ---------------
                                                                      17,166,084
                                                                 ---------------
SOUTH AFRICA - 0.8%
           118,161  Anglo American plc                                 7,949,069
                                                                 ---------------
SOUTH KOREA - 0.3%
             5,470  Samsung Electronics                                3,437,244
                                                                 ---------------
SPAIN - 2.6%
           194,450  Inditex SA                                        13,113,253
           577,400  Banco Bilbao Vizcaya
                    Argentaria SA                                     13,545,260
                                                                 ---------------
                                                                      26,658,513
                                                                 ---------------
SWEDEN - 1.3%
           120,270  Swedbank AB Cl A                                   4,025,032
         2,314,110  Telefonaktiebolaget LM
                    Ericsson Cl B                                      9,271,893
                                                                 ---------------
                                                                      13,296,925
                                                                 ---------------
SWITZERLAND - 10.1%
           493,190  ABB Ltd.                                          12,997,426
            60,830  Actelion Ltd.(2)                                   3,372,473
           127,710  Compagnie Financiere
                    Richemont SA Cl A                                  8,468,993
           110,200  Holcim Ltd.                                       12,181,296
           217,210  Julius Baer Holding AG                            16,252,476
            33,570  Nestle SA                                         15,091,207
           132,090  Novartis AG                                        7,294,810
            78,246  Roche Holding AG                                  14,197,809
            52,700  Syngenta AG                                       11,369,864
            77,492  UBS AG                                             4,169,674
                                                                 ---------------
                                                                     105,396,028
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) - 1.0%
         1,312,480  Hon Hai Precision
                    Industry Co., Ltd.                                 9,893,368
                                                                 ---------------
UNITED KINGDOM - 13.7%
           239,120  Aggreko plc                                        2,826,975
           103,110  AMEC plc                                           1,562,778
           510,953  Barclays plc                                       6,223,591
           801,120  BG Group plc                                      13,862,648
           116,985  British American Tobacco plc                       4,192,205
           247,570  British Sky Broadcasting
                    Group plc                                          3,519,339
           603,420  BT Group plc                                       3,789,102
         1,035,515  Burberry Group plc                                13,915,539
           542,068  Capita Group plc                                   8,027,320
           358,878  Carphone Warehouse Group plc(1)                    2,558,161
           313,620  Compass Group plc                                  1,937,265
           250,800  easyJet plc(2)                                     2,690,613
           253,158  GlaxoSmithKline plc                                6,715,988
           557,312  HSBC Holdings plc                                 10,310,631
           957,090  International Power plc                            8,833,814
           831,490  Man Group plc                                      9,413,539
           188,567  Reckitt Benckiser plc                             11,077,159
           510,582  Royal Bank of Scotland Group plc                   5,482,808
         1,450,631  Tesco plc                                         13,033,077
         3,387,270  Vodafone Group plc                                12,228,488
                                                                 ---------------
                                                                     142,201,040
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,023,125,101
(Cost $717,919,034)                                              ---------------

PREFERRED STOCKS - 0.6%
GERMANY - 0.6%
           125,940  Henkel KGaA(1)                                     6,485,737
(Cost $6,997,231)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $8,540,779), in a joint trading
account at 3.80%, dated 9/28/07,
due 10/1/07 (Delivery value $7,602,407)                                7,600,000
(Cost $7,600,000)                                                ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.4%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.00%, dated 9/28/07, due 10/1/07
(Delivery value $50,020,833)                                          50,000,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $16,382,970)                              16,375,942
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         66,375,942
(Cost $66,375,942)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.2%                               1,103,586,780
                                                                 ---------------
(Cost $798,892,207)

OTHER ASSETS AND LIABILITIES - (6.2)%                               (64,016,348)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,039,570,432
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 20.5%
Industrials                                                                17.3%
Consumer Discretionary                                                     11.5%
Information Technology                                                     10.0%
Materials                                                                   9.7%
Consumer Stables                                                            8.3%
Energy                                                                      7.6%
Health Care                                                                 6.6%
Telecommunication Services                                                  4.1%
Utilities                                                                   2.2%
Wireless Telecommunication Services                                         1.3%
Cash and Equivalents(+)                                                     0.9%

(+) Includes temporary cash investments, securities lending collateral, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was
    $63,300,877.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of September 30, 2007, securities with an aggregate value of $9,190,791, which represented 0.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $800,190,879
                                                                 ===============
Gross tax appreciation of investments                              $306,919,748
Gross tax depreciation of investments                                (3,523,846)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $303,395,902
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
AEROSPACE & DEFENSE - 0.9%
             1,310  Northrop Grumman Corp.                          $    102,180
                                                                 ---------------
BEVERAGES - 2.1%
             2,330  Coca-Cola Company (The)                              133,905
             2,500  Pepsi Bottling Group Inc.                             92,925
                                                                 ---------------
                                                                         226,830
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
             1,050  Amgen Inc.(1)                                         59,399
                                                                 ---------------
CAPITAL MARKETS - 3.7%
             2,424  Bank of New York
                    Mellon Corp. (The)                                   106,995
             2,150  Merrill Lynch & Co., Inc.                            153,252
             2,290  Morgan Stanley                                       144,270
                                                                 ---------------
                                                                         404,517
                                                                 ---------------
CHEMICALS - 2.2%
             2,110  du Pont (E.I.) de Nemours & Co.                      104,572
             1,830  PPG Industries, Inc.                                 138,256
                                                                 ---------------
                                                                         242,828
                                                                 ---------------
COMMERCIAL BANKS - 6.2%
             1,810  National City Corp.                                   45,413
             1,010  PNC Financial Services Group                          68,781
             4,470  U.S. Bancorp                                         145,409
             3,310  Wachovia Corp.                                       165,997
             6,890  Wells Fargo & Co.                                    245,421
                                                                 ---------------
                                                                         671,021
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
               440  Avery Dennison Corp.                                  25,089
             1,760  R.R. Donnelley & Sons Company                         64,346
             1,770  Waste Management, Inc.                                66,799
                                                                 ---------------
                                                                         156,234
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
             1,630  Motorola, Inc.                                        30,204
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
             3,090  Hewlett-Packard Co.                                  153,851
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.2%
             1,260  Discover Financial Services(1)                        26,208
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
             2,720  H&R Block, Inc.                                       57,610
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.3%
             7,280  Bank of America Corp.                                365,966
            10,430  Citigroup Inc.                                       486,768
             5,570  JPMorgan Chase & Co.                                 255,217
                                                                 ---------------
                                                                       1,107,951
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.7%
             7,990  AT&T Inc.                                            338,057
             3,940  Verizon Communications Inc.                          174,463
                                                                 ---------------
                                                                         512,520
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
             2,130  Exelon Corporation                                   160,517
             2,910  PPL Corporation                                      134,733
                                                                 ---------------
                                                                         295,250
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
             1,080  Tyco Electronics Ltd.                                 38,264
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
               380  National Oilwell Varco, Inc.(1)                       54,910
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
             2,500  Kroger Co. (The)                                      71,300
             2,500  Wal-Mart Stores, Inc.                                109,125
                                                                 ---------------
                                                                         180,425
                                                                 ---------------
FOOD PRODUCTS - 1.1%
             3,940  Unilever N.V. New York Shares                        121,549
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
               980  Medtronic, Inc.                                       55,282
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
               580  Quest Diagnostics Inc.                                33,507
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
             1,490  McDonald's Corporation                                81,160
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             2,600  Newell Rubbermaid Inc.                                74,932
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
               640  NRG Energy Inc.(1)                                    27,066
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.9%
             6,250  General Electric Co.                                 258,750
             1,120  Tyco International Ltd.                               49,661
                                                                 ---------------
                                                                         308,411
                                                                 ---------------
INSURANCE - 6.3%
             2,190  Allstate Corp.                                       125,246
             3,380  American International Group, Inc.                   228,657
             1,320  Hartford Financial Services
                    Group Inc. (The)                                     122,166
             1,700  Loews Corp.                                           82,195
             2,130  Marsh & McLennan
                    Companies, Inc.                                       54,315
             1,050  Torchmark Corp.                                       65,436
                                                                 ---------------
                                                                         678,015
                                                                 ---------------
IT SERVICES - 1.6%
               840  Fiserv, Inc.(1)                                       42,722
             1,110  International Business
                    Machines Corp.                                       130,758
                                                                 ---------------
                                                                         173,480
                                                                 ---------------
MACHINERY - 3.6%
               880  Caterpillar Inc.                                      69,018
               410  Deere & Co.                                           60,852
             1,540  Dover Corp.                                           78,463
             1,780  Ingersoll-Rand Company Ltd. Cl A                      96,958
               710  Parker-Hannifin Corp.                                 79,399
                                                                 ---------------
                                                                         384,690
                                                                 ---------------
MEDIA - 3.2%
             2,410  Gannett Co., Inc.                                    105,317
             8,400  Time Warner Inc.                                     154,224
             2,200  Viacom Inc. Cl B(1)                                   85,734
                                                                 ---------------
                                                                         345,275
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.6%
             1,010  Nucor Corp.                                           60,065
                                                                 ---------------
MULTILINE RETAIL - 0.3%
               480  Kohl's Corp.(1)                                       27,518
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
             3,590  Xerox Corp.(1)                                        62,251
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 14.1%
             3,720  Chevron Corp.                                        348,118
             2,800  ConocoPhillips                                       245,756
               570  Devon Energy Corporation                              47,424
             6,150  Exxon Mobil Corp.                                    569,243
             3,860  Royal Dutch Shell plc ADR                            317,215
                                                                 ---------------
                                                                       1,527,756
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
             1,580  Weyerhaeuser Co.                                     114,234
                                                                 ---------------
PHARMACEUTICALS - 7.7%
             2,950  Abbott Laboratories                                  158,179
             1,310  Eli Lilly and Company                                 74,578
             3,130  Johnson & Johnson                                    205,641
             1,540  Merck & Co., Inc.                                     79,603
             8,180  Pfizer Inc.                                          199,837
             2,660  Wyeth                                                118,503
                                                                 ---------------
                                                                         836,341
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
             1,910  Applied Materials, Inc.                               39,537
             1,940  Intel Corp.                                           50,168
                                                                 ---------------
                                                                          89,705
                                                                 ---------------
SOFTWARE - 2.4%
             5,900  Microsoft Corporation                                173,814
             3,760  Oracle Corp.(1)                                       81,404
                                                                 ---------------
                                                                         255,218
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
             1,440  Best Buy Co., Inc.                                    66,268
             3,120  Gap, Inc. (The)                                       57,533
             1,130  Home Depot, Inc. (The)                                36,657

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
Shares                                                                 Value
--------------------------------------------------------------------------------
             2,740  Staples, Inc.                                         58,883
                                                                 ---------------
                                                                         219,341
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
               740  VF Corp.                                              59,755
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.9%
               610  Countrywide Financial Corp.                           11,596
             4,140  Freddie Mac                                          244,302
             1,630  MGIC Investment Corp.(2)                              52,665
             3,100  Washington Mutual, Inc.                              109,461
                                                                 ---------------
                                                                         418,024
                                                                 ---------------
TOBACCO - 1.2%
             1,860  Altria Group Inc.                                    129,326
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
             5,050  Sprint Nextel Corp.                                   95,950
                                                                 ---------------
TOTAL COMMON STOCKS                                                   10,499,053
(Cost $9,544,364)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $337,136), in a joint trading account
at 3.80%, dated 9/28/07, due 10/1/07
(Delivery value $300,095)(3)                                             300,000
(Cost $300,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4)(5)
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $3,016)                                        3,015
(Cost $3,015)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                  10,802,068
                                                                 ---------------
(Cost $9,847,379)

OTHER ASSETS AND LIABILITIES(5)                                              318
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 10,802,386
                                                                 ===============

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                               Expiration        Underlying Face     Unrealized
Contracts Purchased               Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
2  S&P 500 E-Mini Futures    December 2007           $154,000          $5,407
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $2,908.
(3) Security, or a portion thereof, has been segregated for futures contracts.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(5) Category is less than 0.05% of total net assets.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 9,861,534
                                                                 ===============
Gross tax appreciation of investments                               $ 1,281,907
Gross tax depreciation of investments                                  (341,373)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   940,534
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
AIRLINES - 1.7%
           382,085  Southwest Airlines Co.                          $  5,654,860
                                                                 ---------------
AUTO COMPONENTS - 0.8%
            43,948  Autoliv, Inc.                                      2,625,893
                                                                 ---------------
AUTOMOBILES - 1.6%
            25,500  Bayerische Motoren Werke
                    AG ORD                                             1,645,794
            70,300  Honda Motor Co., Ltd. ORD                          2,364,673
            52,830  Winnebago Industries(1)                            1,261,580
                                                                 ---------------
                                                                       5,272,047
                                                                 ---------------
BEVERAGES - 1.6%
            84,700  Anheuser-Busch Companies, Inc.                     4,234,153
            39,768  Coca-Cola Enterprises Inc.                           963,181
                                                                 ---------------
                                                                       5,197,334
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           113,754  Masco Corp.                                        2,635,680
                                                                 ---------------
CAPITAL MARKETS - 0.7%
            20,000  Bear Stearns Companies Inc.
                    (The)                                              2,456,200
                                                                 ---------------
CHEMICALS - 0.6%
            28,401  Minerals Technologies Inc.                         1,902,867
                                                                 ---------------
COMMERCIAL BANKS - 9.2%
            54,800  Associated Banc-Corp.                              1,623,724
            56,929  BB&T Corporation                                   2,299,362
            97,336  Marshall & Ilsley Corp.                            4,260,397
           302,885  South Financial Group Inc. (The)                   6,887,605
           162,971  SunTrust Banks, Inc.                              12,332,015
            32,132  United Bankshares, Inc.                              978,098
            28,400  Zions Bancorporation                               1,950,228
                                                                 ---------------
                                                                      30,331,429
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.4%
            33,500  Avery Dennison Corp.                               1,910,170
           128,537  HNI Corp.                                          4,627,332
           118,964  Pitney Bowes, Inc.                                 5,403,344
            66,245  Republic Services, Inc.                            2,166,874
           104,117  Waste Management, Inc.                             3,929,376
                                                                 ---------------
                                                                      18,037,096
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
            51,232  Motorola, Inc.                                       949,329
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
            21,300  Diebold, Inc.                                        967,446
           357,968  QLogic Corp.(2)                                    4,814,670
                                                                 ---------------
                                                                       5,782,116
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
           215,533  Bemis Co., Inc.                                    6,274,166
                                                                 ---------------
DISTRIBUTORS - 0.3%
            18,679  Genuine Parts Company                                933,950
                                                                 ---------------
DIVERSIFIED - 3.4%
           126,894  iShares S&P MidCap
                    400 Index Fund                                    11,173,017
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
            48,166  Iowa Telecommunications
                    Services Inc.(1)                                     956,095
                                                                 ---------------
ELECTRIC UTILITIES - 4.5%
            98,273  IDACORP, Inc.                                      3,217,458
           234,645  Portland General Electric Co.                      6,523,131
           148,400  Sierra Pacific Resources                           2,334,332
           116,200  Westar Energy Inc.                                 2,853,872
                                                                 ---------------
                                                                      14,928,793
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
            36,600  Hubbell Inc. Cl B                                  2,090,592
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.1%
            38,645  Littelfuse, Inc.(2)                                1,379,240
           205,100  Molex Inc.                                         5,523,344
           149,829  Tyco Electronics Ltd.                              5,308,441
           109,300  Vishay Intertechnology, Inc.(2)                    1,424,179
                                                                 ---------------
                                                                      13,635,204
                                                                 ---------------
FOOD PRODUCTS - 9.5%
            66,900  Campbell Soup Co.                                  2,475,300
           155,565  ConAgra Foods, Inc.                                4,064,913
           218,789  Diamond Foods Inc.(1)                              4,520,181
            39,308  General Mills, Inc.                                2,280,257
           136,469  H.J. Heinz Co.                                     6,304,868

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            57,100  Hershey Co. (The)                                  2,650,011
           265,892  Kraft Foods Inc. Cl A                              9,175,932
                                                                 ---------------
                                                                      31,471,462
                                                                 ---------------
GAS UTILITIES - 2.0%
           157,861  Southwest Gas Corp.                                4,465,888
            66,444  WGL Holdings Inc.                                  2,251,787
                                                                 ---------------
                                                                       6,717,675
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
            40,947  Beckman Coulter, Inc.                              3,020,251
            64,300  Covidien Ltd.(2)                                   2,668,450
           243,927  Symmetry Medical Inc.(2)                           4,073,581
                                                                 ---------------
                                                                       9,762,282
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
           110,400  LifePoint Hospitals Inc.(2)                        3,313,104
            43,759  Universal Health Services, Inc.
                    Cl B                                               2,381,365
                                                                 ---------------
                                                                       5,694,469
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.0%
            60,400  CEC Entertainment Inc.(2)                          1,622,948
           143,821  International Speedway Corp.                       6,595,631
           226,502  Speedway Motorsports Inc.                          8,380,574
                                                                 ---------------
                                                                      16,599,153
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
            10,800  Hunter Douglas N.V. ORD                              970,897
            11,300  Whirlpool Corp.                                    1,006,830
                                                                 ---------------
                                                                       1,977,727
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.6%
            51,531  Clorox Company                                     3,142,876
            78,152  Kimberly-Clark Corp.                               5,490,959
                                                                 ---------------
                                                                       8,633,835
                                                                 ---------------
INSURANCE - 8.9%
            23,499  Allstate Corp.                                     1,343,908
           157,242  Ambac Financial Group, Inc.                        9,892,093
            56,167  Chubb Corp.                                        3,012,798
           192,991  Genworth Financial Inc. Cl A                       5,930,613
            20,657  Hartford Financial Services
                    Group Inc. (The)                                   1,911,805
            64,156  Horace Mann Educators Corp.                        1,264,515
           239,817  Marsh & McLennan
                    Companies, Inc.                                    6,115,334
                                                                 ---------------
                                                                      29,471,066
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
           250,000  RC2 Corp.(2)                                       6,922,500
                                                                 ---------------
MACHINERY - 1.4%
           288,430  Altra Holdings Inc.(2)                             4,808,128
                                                                 ---------------
METALS & MINING - 1.1%
            65,487  Compass Minerals
                    International Inc.                                 2,229,178
            28,022  Newmont Mining Corporation                         1,253,424
                                                                 ---------------
                                                                       3,482,602
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            36,600  Family Dollar Stores, Inc.                           972,096
                                                                 ---------------
MULTI-UTILITIES - 4.8%
            36,585  Ameren Corp.                                       1,920,713
            33,900  Consolidated Edison, Inc.                          1,569,570
           236,675  Puget Energy, Inc.                                 5,791,437
           102,228  Wisconsin Energy Corp.                             4,603,327
            88,200  XCEL Energy Inc.                                   1,899,828
                                                                 ---------------
                                                                      15,784,875
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.9%
            50,646  Apache Corp.                                       4,561,179
            56,713  Equitable Resources Inc.                           2,941,703
            56,052  St. Mary Land & Exploration Co.                    1,999,375
                                                                 ---------------
                                                                       9,502,257
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            33,874  MeadWestvaco Corp.                                 1,000,299
            35,133  Weyerhaeuser Co.                                   2,540,116
                                                                 ---------------
                                                                       3,540,415
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
            23,300  Estee Lauder Companies, Inc.
                    (The) Cl A                                           989,318
                                                                 ---------------
PHARMACEUTICALS - 1.1%
            55,700  Bristol-Myers Squibb Co.                           1,605,274
            62,446  Watson Pharmaceuticals, Inc.(2)                    2,023,250
                                                                 ---------------
                                                                       3,628,524
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
           201,645  Education Realty Trust, Inc.(1)                    2,722,208
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.6%
           139,095  Heartland Express, Inc.(1)                         1,986,277
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.3%
            68,600  Teradyne, Inc.(2)                                    946,680
                                                                 ---------------
SOFTWARE - 0.6%
            70,809  Synopsys, Inc.(2)                                  1,917,508
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
           104,102  Lowe's Companies, Inc.                             2,916,938
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 6.8%
           211,369  Freddie Mac                                       12,472,884
           305,687  MGIC Investment Corp.(1)                           9,876,747
                                                                 ---------------
                                                                      22,349,631
                                                                 ---------------
TOTAL COMMON STOCKS                                                  323,634,294
(Cost $326,001,095)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $9,664,566), in a joint trading
account at 3.80%, dated 9/28/07, due 10/1/07
(Delivery value $8,602,723)                                            8,600,000
(Cost $8,600,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.3%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $7,643,866)                                            7,640,587
(Cost $7,640,587)                                                ---------------

TOTAL INVESTMENT SECURITIES - 102.7%                                 339,874,881
                                                                 ---------------
(Cost $342,241,682)

OTHER ASSETS AND LIABILITIES - (2.7)%                                (8,896,178)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $330,978,703
                                                                 ===============

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                         Settlement                         Unrealized
to Sell                              Date             Value          Gain (Loss)
--------------------------------------------------------------------------------
  1,812,702  Euro for USD          10/31/07        $2,588,632         $(25,508)
214,274,400  JPY for USD           10/31/07         1,874,065          (10,274)
                                                  ------------------------------
                                                   $4,462,697         $(35,782)
                                                  ==============================
(Value on Settlement Date $4,426,915)

NOTES TO SCHEDULE OF INVESTMENTS
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $7,446,927.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 349,093,203
                                                                 ===============
Gross tax appreciation of investments                             $   6,506,059
Gross tax depreciation of investments                               (15,724,381)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  (9,218,322)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA(reg.sm) FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 6.0%
            55,560  Boeing Co.                                     $   5,833,245
            27,340  Lockheed Martin Corp.                              2,966,117
            37,700  Precision Castparts Corp.                          5,578,846
           110,970  United Technologies Corp.                          8,930,866
                                                                 ---------------
                                                                      23,309,074
                                                                 ---------------
BEVERAGES - 4.5%
           130,860  Coca-Cola Company (The)                            7,520,524
           139,940  PepsiCo, Inc.                                     10,252,005
                                                                 ---------------
                                                                      17,772,529
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
            25,140  Celgene Corp.(1)                                   1,792,733
           104,690  Gilead Sciences, Inc.(1)                           4,278,681
                                                                 ---------------
                                                                       6,071,414
                                                                 ---------------
CAPITAL MARKETS - 3.5%
           317,630  Schwab (Charles) Corp.                             6,860,808
           122,414  T. Rowe Price Group Inc.                           6,817,236
                                                                 ---------------
                                                                      13,678,044
                                                                 ---------------
CHEMICALS - 2.3%
            79,040  Monsanto Co.                                       6,776,890
            40,570  Mosaic Co. (The)(1)                                2,171,306
                                                                 ---------------
                                                                       8,948,196
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 8.0%
           462,364  Cisco Systems Inc.(1)                             15,308,871
            71,800  Corning Inc.                                       1,769,870
           121,500  Juniper Networks, Inc.(1)                          4,448,115
            98,070  Research In Motion Ltd.(1)                         9,664,799
                                                                 ---------------
                                                                      31,191,655
                                                                 ---------------
COMPUTERS & PERIPHERALS - 5.5%
            75,110  Apple Inc.(1)                                     11,532,389
           196,050  Hewlett-Packard Co.                                9,761,330
                                                                 ---------------
                                                                      21,293,719
                                                                 ---------------
DIVERSIFIED - 0.8%
            21,200  Standard and Poor's 500
                    Depositary Receipt Series 1                        3,235,968
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
            63,000  Apollo Group, Inc. Cl A(1)                         3,789,450
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
             9,000  CME Group Inc.                                     5,286,150
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.8%
           123,690  ABB Ltd. ORD                                       3,259,700
           200,672  Emerson Electric Co.                              10,679,764
            16,130  Roper Industries Inc.                              1,056,515
                                                                 ---------------
                                                                      14,995,979
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.9%
            11,270  Baker Hughes Inc.                                  1,018,470
            26,430  Halliburton Co.                                    1,014,912
            67,550  Schlumberger Ltd.                                  7,092,750
            54,820  Transocean Inc.(1)                                 6,197,401
                                                                 ---------------
                                                                      15,323,533
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
            52,030  Costco Wholesale Corp.                             3,193,081
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            69,730  Kellogg Co.                                        3,904,880
           116,570  Unilever N.V. CVA                                  3,601,252
                                                                 ---------------
                                                                       7,506,132
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
            69,900  St. Jude Medical, Inc.(1)                          3,080,493
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
           126,980  Express Scripts, Inc.(1)                           7,088,023
            47,150  Medco Health Solutions Inc.(1)                     4,261,889
                                                                 ---------------
                                                                      11,349,912
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.3%
            16,744  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                         1,977,969
            79,100  McDonald's Corporation                             4,308,577
            85,260  Yum! Brands, Inc.                                  2,884,346
                                                                 ---------------
                                                                       9,170,892
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
            43,050  Garmin Ltd.(2)                                     5,140,170
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.9%
            89,270  Colgate-Palmolive Co.                              6,366,737
            10,438  Energizer Holdings Inc.(1)                         1,157,052
                                                                 ---------------
                                                                       7,523,789
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
            67,270  3M Co.                                             6,295,127
            50,690  Textron Inc.                                       3,153,425
                                                                 ---------------
                                                                       9,448,552
                                                                 ---------------
INSURANCE - 1.4%
            99,209  Aflac Inc.                                         5,658,881
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.7%
           113,048  eBay Inc.(1)                                       4,411,133
            24,940  Google Inc. Cl A(1)                               14,147,714
                                                                 ---------------
                                                                      18,558,847
                                                                 ---------------
IT SERVICES - 3.7%
            35,030  DST Systems, Inc.(1)                               3,005,924
            54,730  International Business
                    Machines Corp.                                     6,447,194
            19,580  MasterCard Inc. Cl A                               2,897,253
            54,613  Paychex, Inc.                                      2,239,133
                                                                 ---------------
                                                                      14,589,504
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.9%
            25,598  Covance Inc.(1)                                    1,994,084
           154,870  Thermo Fisher Scientific Inc.(1)                   8,939,096
            67,940  Waters Corp.(1)                                    4,546,545
                                                                 ---------------
                                                                      15,479,725
                                                                 ---------------
MACHINERY - 1.0%
            48,300  Danaher Corp.                                      3,994,893
                                                                 ---------------
METALS & MINING - 2.3%
           119,590  BHP Billiton Ltd. ORD                              4,734,491
            40,820  Freeport-McMoRan Copper &
                    Gold, Inc.                                         4,281,610
                                                                 ---------------
                                                                       9,016,101
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            42,964  Target Corp.                                       2,731,221
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
            49,070  ConocoPhillips                                     4,306,874
            83,300  Exxon Mobil Corp.                                  7,710,248
            15,200  Noble Energy Inc.                                  1,064,608
            87,622  XTO Energy Inc.                                    5,418,544
                                                                 ---------------
                                                                      18,500,274
                                                                 ---------------
PHARMACEUTICALS - 4.4%
            72,129  Abbott Laboratories                                3,867,557
            74,760  Allergan, Inc.                                     4,819,777
           171,650  Schering-Plough Corp.                              5,429,289
           120,745  Shire plc ORD                                      2,966,132
                                                                 ---------------
                                                                      17,082,755
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.7%
           197,070  Applied Materials, Inc.                            4,079,349
           359,210  Intel Corp.                                        9,289,171
           212,810  NVIDIA Corp.(1)                                    7,712,234
            14,560  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        779,251
                                                                 ---------------
                                                                      21,860,005
                                                                 ---------------
SOFTWARE - 4.0%
           120,010  Adobe Systems Inc.(1)                              5,239,637
            52,728  Electronic Arts Inc.(1)                            2,952,241
            11,700  Nintendo Co., Ltd. ORD                             6,096,989
            17,808  VMware, Inc. Cl A(1)(2)                            1,513,680
                                                                 ---------------
                                                                      15,802,547
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
            68,230  GameStop Corp. Cl A(1)                             3,844,760
            62,142  PetSmart, Inc.                                     1,982,330
            59,310  TJX Companies, Inc. (The)                          1,724,142
                                                                 ---------------
                                                                       7,551,232
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            48,770  NIKE, Inc. Cl B                                    2,860,848
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.9%
           102,060  America Movil, SAB de CV ADR                       6,531,839
            73,090  Rogers Communications Inc.
                    Cl B ORD                                           3,330,330
           407,610  Vodafone Group plc ORD                             1,471,526
                                                                 ---------------
                                                                      11,333,695
                                                                 ---------------
TOTAL COMMON STOCKS                                                  386,329,260
(Cost $300,925,562)                                              ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $22,588,113), in a joint trading
account at 3.80%, dated 9/28/07, due 10/1/07
(Delivery value $20,106,365)                                          20,100,000
(Cost $20,100,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.8%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $7,067,285)                                7,064,253
(Cost $7,064,253)                                                ---------------

TOTAL INVESTMENT SECURITIES - 105.3%                                 413,493,513
                                                                 ---------------
(Cost $328,089,815)

OTHER ASSETS AND LIABILITIES - (5.3)%                               (20,891,688)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 392,601,825
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date              Value             Gain (Loss)
--------------------------------------------------------------------------------
  2,666,857  AUD for USD       10/31/07        $ 2,366,819           $ (38,439)
  1,663,893  CAD for USD       10/31/07          1,674,912             (18,391)
  1,855,350  CHF for USD       10/31/07          1,598,451             (11,094)
  1,283,436  Euro for USD      10/31/07          1,832,813             (19,630)
  1,096,830  GBP for USD       10/31/07          2,242,023             (31,286)
346,320,000  JPY for USD       10/31/07          3,028,948             (16,605)
                                              ----------------------------------
                                               $12,743,966           $(135,445)
                                              ==================================
(Value on Settlement Date $12,608,521)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CVA = Certificaten Van Aandelen
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $6,908,041.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $330,164,320
                                                                 ===============
Gross tax appreciation of investments                              $ 83,922,538
Gross tax depreciation of investments                                  (593,345)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 83,329,193
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AIR FREIGHT & LOGISTICS - 1.5%
           527,512  United Parcel Service, Inc. Cl B              $   39,616,151
                                                                 ---------------
AIRLINES - 1.8%
         3,229,500  Southwest Airlines Co.                            47,796,600
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           348,300  Autoliv, Inc.                                     20,810,925
                                                                 ---------------
AUTOMOBILES - 1.3%
           605,000  Toyota Motor Corp. ORD                            35,744,848
                                                                 ---------------
BEVERAGES - 1.7%
           761,397  Anheuser-Busch Companies, Inc.                    38,062,236
           302,321  Coca-Cola Enterprises Inc.                         7,322,215
                                                                 ---------------
                                                                      45,384,451
                                                                 ---------------
BIOTECHNOLOGY - 0.7%
           332,500  Amgen Inc.(1)                                     18,809,525
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           913,215  Masco Corp.                                       21,159,192
                                                                 ---------------
CAPITAL MARKETS - 1.4%
           159,500  Bear Stearns
                    Companies Inc. (The)                              19,588,195
           236,300  Merrill Lynch & Co., Inc.                         16,843,464
                                                                 ---------------
                                                                      36,431,659
                                                                 ---------------
CHEMICALS - 0.9%
           148,300  du Pont (E.I.) de Nemours & Co.                    7,349,748
           230,150  Minerals Technologies Inc.(2)                     15,420,050
                                                                 ---------------
                                                                      22,769,798
                                                                 ---------------
COMMERCIAL BANKS - 7.9%
           496,022  BB&T Corporation                                  20,034,329
           772,566  Marshall & Ilsley Corp.                           33,815,214
         1,731,983  South Financial
                    Group Inc. (The)(2)                               39,385,293
         1,306,084  SunTrust Banks, Inc.                              98,831,376
           537,991  U.S. Bancorp                                      17,500,847
                                                                 ---------------
                                                                     209,567,059
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
           130,100  Avery Dennison Corp.                               7,418,302

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           647,500  Pitney Bowes, Inc.                                29,409,450
           525,873  Republic Services, Inc.                           17,201,306
           584,300  Waste Management, Inc.                            22,051,482
                                                                 ---------------
                                                                      76,080,540
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           398,200  Motorola, Inc.                                     7,378,646
                                                                 ---------------
CONTAINERS & PACKAGING - 1.6%
         1,459,253  Bemis Co., Inc.                                   42,478,855
                                                                 ---------------
DISTRIBUTORS - 0.2%
           130,085  Genuine Parts Company                              6,504,250
                                                                 ---------------
DIVERSIFIED - 1.4%
           240,434  Standard and Poor's 500
                    Depositary Receipt Series 1(2)                    36,699,846
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
         1,929,121  Bank of America Corp.                             96,976,913
           557,345  Citigroup Inc.                                    26,011,291
                                                                 ---------------
                                                                     122,988,204
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.5%
         1,104,434  AT&T Inc.                                         46,728,602
           465,321  Verizon Communications Inc.                       20,604,414
                                                                 ---------------
                                                                      67,333,016
                                                                 ---------------
ELECTRIC UTILITIES - 1.5%
           888,517  Duke Energy Corp.                                 16,606,383
           715,368  IDACORP, Inc.(2)                                  23,421,148
                                                                 ---------------
                                                                      40,027,531
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           287,851  Hubbell Inc. Cl B                                 16,442,049
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.7%
         1,349,300  Molex Inc.                                        36,336,649
           966,285  Tyco Electronics Ltd.                             34,235,478
                                                                 ---------------
                                                                      70,572,127
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
         1,028,436  Wal-Mart Stores, Inc.                             44,891,231
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 9.0%
           555,200  Campbell Soup Co.                                 20,542,400
         1,128,300  ConAgra Foods, Inc.                               29,482,479
           266,078  General Mills, Inc.                               15,435,185
         1,026,493  H.J. Heinz Co.                                    47,423,977
           459,600  Hershey Co. (The)                                 21,330,036
         2,522,482  Kraft Foods Inc. Cl A                             87,050,853
           590,568  Unilever N.V. New York Shares                     18,219,023
                                                                 ---------------
                                                                     239,483,953
                                                                 ---------------
GAS UTILITIES - 0.6%
           481,824  WGL Holdings Inc.                                 16,329,015
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           328,554  Beckman Coulter, Inc.                             24,234,143
           509,900  Covidien Ltd.(1)                                  21,160,850
           885,336  Symmetry Medical Inc.(1)(2)                       14,785,111
                                                                 ---------------
                                                                      60,180,104
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.2%
           427,700  LifePoint Hospitals Inc.(1)                       12,835,277
           348,000  Universal Health Services, Inc.
                    Cl B                                              18,938,160
                                                                 ---------------
                                                                      31,773,437
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.3%
           580,251  International Speedway Corp.                      26,610,311
           914,815  Speedway Motorsports Inc.(2)                      33,848,155
                                                                 ---------------
                                                                      60,458,466
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
           290,500  Clorox Company                                    17,717,595
           622,444  Kimberly-Clark Corp.                              43,732,915
                                                                 ---------------
                                                                      61,450,510
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.7%
         1,732,429  General Electric Co.                              71,722,561
                                                                 ---------------
INSURANCE - 9.8%
           227,200  Allstate Corp.                                    12,993,568
         1,266,793  Ambac Financial Group, Inc.                       79,693,948
           624,006  American International Group, Inc.                42,214,006
           441,300  Chubb Corp.                                       23,671,332
         1,455,300  Genworth Financial Inc. Cl A                      44,721,369
         1,801,031  Marsh & McLennan
                    Companies, Inc.                                   45,926,291

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           181,100  MBIA Inc.                                         11,056,155
                                                                 ---------------
                                                                     260,276,669
                                                                 ---------------
IT SERVICES - 0.4%
            85,698  International Business
                    Machines Corp.                                    10,095,224
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
           178,500  Polaris Industries Inc.(2)                         7,786,170
           267,700  RC2 Corp.(1)                                       7,412,613
                                                                 ---------------
                                                                      15,198,783
                                                                 ---------------
METALS & MINING - 0.4%
           238,500  Newmont Mining Corporation                        10,668,105
                                                                 ---------------
MULTI-UTILITIES - 4.7%
           290,090  Ameren Corp.                                      15,229,725
           271,300  Consolidated Edison, Inc.                         12,561,190
         1,865,060  Puget Energy, Inc.                                45,638,018
           743,405  Wisconsin Energy Corp.                            33,475,527
           819,000  XCEL Energy Inc.                                  17,641,260
                                                                 ---------------
                                                                     124,545,720
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.3%
           140,600  Apache Corp.                                      12,662,436
         1,177,699  BP plc ADR                                        81,673,425
            79,212  Chevron Corp.                                      7,412,659
           294,746  Equitable Resources Inc.                          15,288,475
           423,819  Exxon Mobil Corp.                                 39,228,687
           121,400  Royal Dutch Shell plc ADR                          9,976,652
                                                                 ---------------
                                                                     166,242,334
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.8%
           288,001  Weyerhaeuser Co.                                  20,822,472
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
           184,500  Estee Lauder Companies, Inc.
                    (The) Cl A                                         7,833,870
                                                                 ---------------
PHARMACEUTICALS - 6.0%
           194,900  Abbott Laboratories                               10,450,538
           360,571  Bristol-Myers Squibb Co.                          10,391,656
           220,960  Eli Lilly and Company                             12,579,253
           884,300  Johnson & Johnson                                 58,098,510
         2,725,991  Pfizer Inc.                                       66,595,960
                                                                 ---------------
                                                                     158,115,917
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.5%
           850,146  Heartland Express, Inc.(2)                        12,140,085
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.7%
           688,421  Intel Corp.                                       17,802,567
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           308,300  Home Depot, Inc. (The)                            10,001,252
           728,465  Lowe's Companies, Inc.                            20,411,589
                                                                 ---------------
                                                                      30,412,841
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 7.2%
         1,880,215  Freddie Mac                                      110,951,487
         2,453,970  MGIC Investment Corp.(2)                          79,287,771
                                                                 ---------------
                                                                     190,239,258
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,595,278,394
(Cost $2,436,681,600)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $44,614,332), in a joint trading
account at 3.80%, dated 9/28/07,
due 10/1/07 (Delivery value $39,712,572)                              39,700,000
(Cost $39,700,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 5.0%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.00%, dated 9/28/07, due 10/1/07
(Delivery value $130,054,167)                                        130,000,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $2,675,017)                                2,673,869
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        132,673,869
(Cost $132,673,869)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.5%                               2,767,652,263
                                                                 ---------------
(Cost $2,609,055,469)

OTHER ASSETS AND LIABILITIES - (4.5)%                              (118,299,591)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,649,352,672
                                                                 ===============

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                          Unrealized
to Sell                            Date              Value          Gain (Loss)
--------------------------------------------------------------------------------
   19,897,967  Euro for USD      10/31/07        $ 28,415,322       $  (293,725)
   41,099,806  GBP for USD       10/31/07          84,011,850        (1,172,314)
3,213,760,000  JPY for USD       10/31/07          28,107,855          (154,094)
                                                --------------------------------
                                                 $140,535,027       $(1,620,133)
                                                ================================
(Value on Settlement Date $138,914,894)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was
    $129,350,419.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,675,444,301
                                                                 ===============
Gross tax appreciation of investments                            $  188,530,530
Gross tax depreciation of investments                               (96,322,568)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   92,207,962
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(reg.sm) FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
AEROSPACE & DEFENSE - 9.7%
             5,008  Alliant Techsystems Inc.(1)                     $    547,375
           116,546  BE Aerospace, Inc.(1)                              4,840,155
            42,228  Precision Castparts Corp.                          6,248,899
                                                                 ---------------
                                                                      11,636,429
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            21,441  Goodyear Tire & Rubber Co.
                    (The)(1)                                             652,021
                                                                 ---------------
BIOTECHNOLOGY - 2.6%
            17,117  BioMarin Pharmaceutical Inc.(1)                      426,213
            12,223  Celgene Corp.(1)                                     871,622
            12,029  Myriad Genetics Inc.(1)                              627,312
            26,965  Onyx Pharmaceuticals, Inc.(1)                      1,173,518
                                                                 ---------------
                                                                       3,098,665
                                                                 ---------------
CAPITAL MARKETS - 1.6%
             8,861  Ameriprise Financial Inc.                            559,218
            10,121  GFI Group Inc.(1)                                    871,620
            18,982  Janus Capital Group Inc.                             536,811
                                                                 ---------------
                                                                       1,967,649
                                                                 ---------------
CHEMICALS - 3.2%
            30,236  Monsanto Co.                                       2,592,435
            13,343  Mosaic Co. (The)(1)                                  714,117
            19,261  Terra Industries Inc.(1)                             602,099
                                                                 ---------------
                                                                       3,908,651
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.8%
             6,759  Blue Coat Systems, Inc.(1)                           532,339
            21,550  Ciena Corp.(1)                                       820,624
            17,832  CommScope, Inc.(1)                                   895,880
            41,676  Foundry Networks, Inc.(1)                            740,583
            63,997  Juniper Networks, Inc.(1)                          2,342,929
            11,839  Riverbed Technology, Inc.(1)                         478,177
                                                                 ---------------
                                                                       5,810,532
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
            14,427  Apple Inc.(1)                                      2,215,122
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.6%
            21,914  Foster Wheeler Ltd.(1)                             2,876,870

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           102,518  Quanta Services, Inc.(1)                           2,711,601
                                                                 ---------------
                                                                       5,588,471
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
            62,252  Owens-Illinois Inc.(1)                             2,580,345
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.4%
            13,483  Apollo Group, Inc. Cl A(1)                           811,002
             4,868  Strayer Education, Inc.                              820,891
                                                                 ---------------
                                                                       1,631,893
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
            23,244  Cogent Communications
                    Group, Inc.(1)                                       542,515
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
             9,848  Allegheny Energy, Inc.(1)                            514,656
            48,152  Reliant Energy, Inc.(1)                            1,232,692
                                                                 ---------------
                                                                       1,747,348
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.3%
            11,771  First Solar Inc.(1)                                1,385,917
            16,971  General Cable Corp.(1)                             1,139,094
            10,016  SunPower Corp. Cl A(1)                               829,525
             7,635  Vestas Wind Systems AS ORD (1)                       603,511
                                                                 ---------------
                                                                       3,958,047
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
             6,941  Itron Inc.(1)                                        645,999
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.6%
            21,819  Acergy SA                                            648,153
             7,530  Cameron International Corp.(1)                       694,944
             7,285  Core Laboratories N.V.(1)                            928,036
            76,534  Dresser-Rand Group Inc.(1)                         3,268,767
             8,540  National Oilwell Varco, Inc.(1)                    1,234,030
                                                                 ---------------
                                                                       6,773,930
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
            15,554  Immucor, Inc.(1)                                     556,056
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.7%
            56,256  Express Scripts, Inc.(1)                           3,140,210
            28,055  Medco Health Solutions Inc.(1)                     2,535,891
                                                                 ---------------
                                                                       5,676,101
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.6%
            36,123  Bally Technologies, Inc.(1)                        1,279,838
            18,825  Las Vegas Sands Corp.(1)                           2,511,632
            18,062  WMS Industries Inc.(1)                               597,852
                                                                 ---------------
                                                                       4,389,322
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            17,196  Tempur-Pedic International Inc.                      614,757
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
            15,699  McDermott International, Inc.(1)                     849,002
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
             6,650  Amazon.com, Inc.(1)                                  619,448
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
             6,542  Equinix Inc.(1)                                      580,210
                                                                 ---------------
IT SERVICES - 0.8%
             6,250  MasterCard Inc. Cl A                                 924,813
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.4%
             6,650  Invitrogen Corp.(1)                                  543,505
            18,716  PerkinElmer, Inc.                                    546,694
            73,918  Thermo Fisher Scientific Inc.(1)                   4,266,547
                                                                 ---------------
                                                                       5,356,746
                                                                 ---------------
MACHINERY - 5.2%
            55,311  AGCO Corp.(1)                                      2,808,139
            14,609  Flowserve Corp.                                    1,112,914
             1,708  Hyundai Mipo Dockyard Co.,
                    Ltd. ORD                                             587,968
            14,173  Manitowoc Co., Inc. (The)                            627,580
            10,782  Samsung Heavy Industries Co.,
                    Ltd. ORD                                             573,241
             6,396  Terex Corp.(1)                                       569,372
                                                                 ---------------
                                                                       6,279,214
                                                                 ---------------
MARINE - 0.6%
             7,460  DryShips Inc.                                        677,741
                                                                 ---------------
MEDIA - 2.1%
            60,726  Liberty Global, Inc. Series A(1)                   2,490,981
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.4%
             6,142  Haynes International Inc.(1)                         524,343
                                                                 ---------------
PHARMACEUTICALS - 1.9%
            94,232  Shire plc ORD                                      2,314,833
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.2%
            22,694  Intersil Corp. Cl A                                  758,660
             1,788  MEMC Electronic Materials Inc.(1)                    105,242
            32,139  Microsemi Corp.(1)                                   896,035
            71,029  NVIDIA Corp.(1)                                    2,574,092
            53,458  OmniVision Technologies, Inc.(1)                   1,215,100
            69,221  ON Semiconductor Corp.(1)                            869,416
            44,113  Semtech Corp.(1)                                     903,434
                                                                 ---------------
                                                                       7,321,979
                                                                 ---------------
SOFTWARE - 3.8%
            17,335  Activision, Inc.(1)                                  374,263
             8,200  Nintendo Co., Ltd. ORD                             4,273,103
                                                                 ---------------
                                                                       4,647,366
                                                                 ---------------
SPECIALTY RETAIL - 5.6%
            65,705  GameStop Corp. Cl A(1)                             3,702,477
            50,472  Guess?, Inc.                                       2,474,642
            10,684  Tiffany & Co.                                        559,307
                                                                 ---------------
                                                                       6,736,426
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
            13,737  Crocs, Inc.(1)                                       923,813
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 9.6%
            13,446  Crown Castle
                    International Corp.(1)                               546,311
            14,209  Leap Wireless
                    International, Inc.(1)                             1,156,186
             7,087  Millicom International
                    Cellular SA(1)                                       594,599
            72,827  NII Holdings, Inc.(1)                              5,982,738
            92,088  SBA Communications Corp.
                    Cl A(1)                                            3,248,865
                                                                 ---------------
                                                                      11,528,699
                                                                 ---------------
TOTAL COMMON STOCKS                                                  115,769,467
(Cost $88,091,990)                                               ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $5,843,691), in a joint trading account
at 3.80%, dated 9/28/07, due 10/1/07
(Delivery value $5,201,647)                                            5,200,000
                                                                 ---------------
(Cost $5,200,000)

TOTAL INVESTMENT SECURITIES - 100.2%                                 120,969,467
                                                                 ---------------
(Cost $93,291,990)

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (182,095)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $120,787,372
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                           Date               Value           Gain (Loss)
--------------------------------------------------------------------------------
  2,571,468  DKK for USD         10/31/07         $  492,516          $ (5,004)
    904,627  GBP for USD         10/31/07          1,849,142           (25,803)
242,720,000  JPY for USD         10/31/07          2,122,853           (11,638)
  2,910,654  NOK for USD         10/31/07            539,429           (11,377)
                                                 -------------------------------
                                                  $5,003,940          $(53,822)
                                                 ===============================
(Value on Settlement Date $4,950,118)

NOTES TO SCHEDULE OF INVESTMENTS
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 93,870,553
                                                                 ===============
Gross tax appreciation of investments                              $ 27,363,516
Gross tax depreciation of investments                                  (264,602)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 27,098,914
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:   November 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    November 26, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    November 26, 2007